UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06247

AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	11-30

Date of reporting period:	08-31-2018

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Fund
August 31, 2018

Emerging Markets - Schedule of Investments
AUGUST 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.6%
Brazil — 6.8%
Ambev SA ADR	5,520,536	25,670,492
Itau Unibanco Holding SA ADR	2,887,682	30,089,646
Localiza Rent a Car SA	3,057,300	16,265,668
Lojas Renner SA	1,705,100	11,842,891
Magazine Luiza SA	1,053,600	33,544,683
Pagseguro Digital Ltd., Class A(1)	680,323	19,654,532
Petrobras Distribuidora SA	2,813,000	13,591,574
Vale SA ADR	1,479,581	19,530,469
		170,189,955
Chile — 1.1%
SACI Falabella	3,590,254	28,316,458
China — 29.1%
Alibaba Group Holding Ltd. ADR(1)	590,952	103,422,510
Anhui Conch Cement Co. Ltd., H Shares	6,115,500	37,244,262
Baozun, Inc. ADR(1)	206,237	11,010,993
Brilliance China Automotive Holdings Ltd.	12,702,000	20,132,235
China Construction Bank Corp., H Shares	46,502,000	41,177,117
China Gas Holdings Ltd.	8,330,400	26,481,093
China Resources Beer Holdings Co. Ltd.	9,080,000	38,639,529
CIFI Holdings Group Co. Ltd.	6,628,000	3,842,319
CNOOC Ltd.	33,921,000	59,987,066
Geely Automobile Holdings Ltd.	5,698,000	12,109,271
Haier Electronics Group Co. Ltd.(1)	4,186,000	10,906,667
Huazhu Group Ltd. ADR	646,828	22,263,820
Industrial & Commercial Bank of China Ltd., H Shares	61,285,645	45,132,158
KWG Group Holdings Ltd.(1)	14,213,500	15,193,663
New Oriental Education & Technology Group, Inc. ADR	354,815	27,888,459
Ping An Insurance Group Co. of China Ltd., H Shares	3,415,000	32,893,646
Shenzhou International Group Holdings Ltd.	2,988,000	39,211,849
Sunny Optical Technology Group Co. Ltd.	1,085,600	13,796,923
TAL Education Group ADR(1)	727,774	21,542,110
Tencent Holdings Ltd.	2,978,100	129,008,313
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., H Shares(1)	4,956,500	16,829,524
		728,713,527
Czech Republic — 0.9%
Moneta Money Bank AS	6,485,383	22,686,220
Egypt — 0.6%
Commercial International Bank Egypt S.A.E.	1,772,166	8,713,337
Commercial International Bank Egypt S.A.E. GDR	1,344,881	6,361,287
		15,074,624
Hungary — 1.1%
OTP Bank Nyrt	729,626	26,860,621

India — 11.6%
Ashok Leyland Ltd.	8,914,168	16,219,289
Balkrishna Industries Ltd.	1,093,382	20,966,974
Bata India Ltd.	899,355	13,724,987
Bharat Financial Inclusion Ltd.(1)	2,562,891	42,010,075
Future Retail Ltd.(1)	2,117,692	16,624,746
Godrej Consumer Products Ltd.	2,060,097	42,178,599
Havells India Ltd.	1,326,539	13,564,405
HDFC Bank Ltd.	1,480,753	43,032,419
Jubilant Foodworks Ltd.	601,962	13,149,572
Larsen & Toubro Ltd.	1,544,494	29,823,398
Motherson Sumi Systems Ltd.	3,952,686	16,947,348
Tata Consultancy Services Ltd.	731,236	21,427,904
		289,669,716
Indonesia — 2.8%
Bank Rakyat Indonesia Persero Tbk PT	153,037,300	33,038,602
Telekomunikasi Indonesia Persero Tbk PT	94,525,200	22,395,991
United Tractors Tbk PT	6,693,300	15,631,332
		71,065,925
Malaysia — 0.6%
CIMB Group Holdings Bhd	10,983,715	16,026,843
Mexico — 3.9%
America Movil SAB de CV, Series L ADR	1,767,185	29,635,692
Mexichem SAB de CV	10,913,553	36,827,404
Wal-Mart de Mexico SAB de CV	11,579,676	32,062,646
		98,525,742
Peru — 1.1%
Credicorp Ltd.	119,977	26,157,386
Philippines — 1.0%
Ayala Land, Inc.	30,099,800	25,051,266
Russia — 3.8%
Novatek PJSC GDR	289,907	48,414,469
Sberbank of Russia PJSC ADR (London)	1,761,672	19,122,949
Yandex NV, A Shares(1)	849,422	27,291,929
		94,829,347
South Africa — 4.1%
Capitec Bank Holdings Ltd.	332,868	22,714,079
Discovery Ltd.	1,386,093	16,526,530
Foschini Group Ltd. (The)	1,172,446	13,929,728
Naspers Ltd., N Shares	224,033	49,788,380
		102,958,717
South Korea — 14.4%
CJ Logistics Corp.(1)	175,474	24,276,150
Cosmax, Inc.	161,493	22,051,778
Doosan Infracore Co. Ltd.(1)	3,499,180	29,926,060
Fila Korea Ltd.	178,284	6,686,751
Hana Financial Group, Inc.	695,301	26,671,475
Hotel Shilla Co. Ltd.	335,165	32,518,367
Hyundai Heavy Industries Co. Ltd.(1)	133,986	14,203,250

Mando Corp.	273,758	8,792,030
Medy-Tox, Inc.	25,968	15,625,357
Orion Corp/Republic of Korea	169,558	16,298,528
Samsung Electro-Mechanics Co. Ltd.	134,114	19,397,524
Samsung Electronics Co. Ltd.	2,354,794	102,492,718
Seegene, Inc.(1)	381,109	8,781,787
SK Hynix, Inc.	446,047	33,258,681
		360,980,456
Taiwan — 10.9%
Career Technology MFG. Co. Ltd.	9,217,000	15,274,143
Chailease Holding Co. Ltd.	8,561,880	29,129,626
Chroma ATE, Inc.	2,486,000	13,718,932
Globalwafers Co. Ltd.	1,995,000	25,461,175
Powertech Technology, Inc.	4,261,000	12,638,030
President Chain Store Corp.	2,823,000	30,789,679
Taiwan Cement Corp.	26,173,300	36,087,881
Taiwan Semiconductor Manufacturing Co. Ltd.	13,116,939	109,325,619
		272,425,085
Thailand — 2.8%
Airports of Thailand PCL	7,873,600	16,057,525
CP ALL PCL	8,165,400	16,839,734
Kasikornbank PCL	1,222,800	7,920,367
Kasikornbank PCL NVDR	1,620,100	10,444,274
Minor International PCL	14,960,900	18,055,471
		69,317,371
Turkey — 0.8%
BIM Birlesik Magazalar AS	879,731	9,780,446
Ford Otomotiv Sanayi AS	980,439	9,996,709
		19,777,155
United Arab Emirates — 0.8%
First Abu Dhabi Bank PJSC	4,816,394	19,405,627
United Kingdom — 1.4%
NMC Health plc	705,685	35,900,105
TOTAL COMMON STOCKS (Cost $2,401,220,916)		2,493,932,146
TEMPORARY CASH INVESTMENTS — 0.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 8.50%, 7/31/19 - 2/15/44, valued at $1,119,720), in a joint trading account at 1.85%, dated 8/31/18, due 9/4/18 (Delivery value $1,098,039)		1,097,813
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 5/15/44, valued at $748,196), at 0.90%, dated 8/31/18, due 9/4/18 (Delivery value $732,073)		732,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	33,266	33,266
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,863,079)		1,863,079
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $2,403,083,995)		2,495,795,225
OTHER ASSETS AND LIABILITIES — 0.3%		8,431,663
TOTAL NET ASSETS — 100.0%		$2,504,226,888

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	27.0%
Financials	21.1%
Consumer Discretionary	17.7%
Consumer Staples	10.0%
Industrials	6.5%
Materials	5.1%
Energy	4.9%
Health Care	2.3%
Telecommunication Services	2.1%
Real Estate	1.8%
Utilities	1.1%
Cash and Equivalents*	0.4%

*	Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Brazil	94,945,139	75,244,816	—
China	186,127,892	542,585,635	—
Mexico	29,635,692	68,890,050	—
Peru	26,157,386	—	—
Russia	27,291,929	67,537,418	—
Other Countries	—	1,375,516,189	—
Temporary Cash Investments	33,266	1,829,813	—
	364,191,304	2,131,603,921	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Small Cap Fund
August 31, 2018

Emerging Markets Small Cap - Schedule of Investments
AUGUST 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.8%
Brazil — 5.9%
Banco ABC Brasil SA(1)	919	3,296
Banco ABC Brasil SA Preference Shares(1)	23,857	86,277
Bradespar SA Preference Shares	9,900	75,324
CVC Brasil Operadora e Agencia de Viagens SA	11,600	120,497
Fleury SA	15,500	97,762
Localiza Rent a Car SA	19,000	101,085
Magazine Luiza SA	6,500	206,948
		691,189
Chile — 4.0%
Geopark Ltd.(1)	15,243	275,441
Itau CorpBanca	19,648,108	185,924
		461,365
China — 17.8%
Baozun, Inc. ADR(1)	2,750	146,823
Brilliance China Automotive Holdings Ltd.	44,000	69,738
China Agri-Industries Holdings Ltd.	180,000	71,553
China Everbright Greentech Ltd.	177,000	174,548
China Foods Ltd.	168,000	83,478
China Resources Cement Holdings Ltd.	138,000	161,055
Far East Horizon Ltd.	139,000	131,584
GDS Holdings Ltd. ADR(1)	3,137	119,739
Huazhu Group Ltd. ADR	4,724	162,600
KWG Group Holdings Ltd.(1)	58,500	62,534
Li Ning Co. Ltd.(1)	152,500	160,879
SINA Corp.(1)	612	43,428
Sunny Optical Technology Group Co. Ltd.	7,100	90,234
TAL Education Group ADR(1)	4,238	125,445
Uni-President China Holdings Ltd.	165,000	162,504
Weibo Corp. ADR(1)	649	49,804
West China Cement Ltd.	390,000	72,050
Wisdom Education International Holdings Co. Ltd.	178,000	101,147
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., H Shares(1)	26,500	89,979
		2,079,122
Czech Republic — 0.9%
Moneta Money Bank AS	30,153	105,477
Greece — 1.1%
JUMBO SA	8,606	128,664
India — 12.5%
Balkrishna Industries Ltd.	8,706	166,948
Bata India Ltd.	13,559	206,923
Bharat Financial Inclusion Ltd.(1)	12,836	210,404
Crompton Greaves Consumer Electricals Ltd.	31,320	110,595
Future Retail Ltd.(1)	22,907	179,829

Future Supply Chain Solutions Ltd.	8,659	76,059
Graphite India Ltd.	12,985	185,458
Jubilant Foodworks Ltd.	7,512	164,096
Zydus Wellness Ltd.	6,994	162,952
		1,463,264
Indonesia — 3.4%
Ace Hardware Indonesia Tbk PT	1,993,100	184,020
Mitra Adiperkasa Tbk PT	2,827,000	160,254
Waskita Karya Persero Tbk PT	409,200	52,643
		396,917
Malaysia — 0.6%
Carlsberg Brewery Malaysia Bhd	14,500	71,706
Mexico — 3.5%
Alsea SAB de CV	52,234	186,460
Regional SAB de CV	37,246	228,249
		414,709
Philippines — 1.6%
Bloomberry Resorts Corp.	702,600	125,492
MacroAsia Corp.	153,200	56,274
		181,766
Russia — 1.7%
TCS Group Holding plc GDR	6,116	112,534
Yandex NV, A Shares(1)	2,813	90,382
		202,916
South Africa — 4.6%
Capitec Bank Holdings Ltd.	2,231	152,238
Dis-Chem Pharmacies Ltd.	44,598	102,671
Discovery Ltd.	7,362	87,778
Foschini Group Ltd. (The)	9,473	112,548
JSE Ltd.	7,150	78,803
		534,038
South Korea — 21.9%
Cafe24 Corp.(1)	1,037	150,731
CJ Logistics Corp.(1)	1,157	160,067
Cosmax, Inc.	1,782	243,331
Dentium Co. Ltd.	1,655	139,162
Doosan Infracore Co. Ltd.(1)	19,739	168,814
Fila Korea Ltd.	7,785	291,986
Hotel Shilla Co. Ltd.	2,102	203,940
Hyundai Mipo Dockyard Co. Ltd.(1)	2,049	180,023
Koh Young Technology, Inc.	2,860	273,115
Kumho Petrochemical Co. Ltd.	1,543	141,388
Mando Corp.	3,014	96,798
Medy-Tox, Inc.	239	143,810
POSCO Chemtech Co. Ltd.	2,722	147,941
Seegene, Inc.(1)	1,827	42,099
SKCKOLONPI, Inc.	3,479	165,644
		2,548,849
Taiwan — 13.4%

Asia Cement Corp.	152,000	207,104
Career Technology MFG. Co. Ltd.	78,000	129,259
Chailease Holding Co. Ltd.	65,280	222,099
Chroma ATE, Inc.	39,000	215,221
Globalwafers Co. Ltd.	12,000	153,150
Macronix International	108,350	116,411
Powertech Technology, Inc.	22,000	65,251
TCI Co. Ltd.	15,712	286,463
Vanguard International Semiconductor Corp.	67,000	162,510
		1,557,468
Thailand — 3.5%
Bangkok Chain Hospital PCL	395,400	230,741
Digital Telecommunications Infrastructure Fund	139,300	63,840
Minor International PCL	90,400	109,099
		403,680
Turkey — 1.2%
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	9,430	36,306
TAV Havalimanlari Holding AS	20,289	101,843
		138,149
United Kingdom — 0.2%
DP Eurasia NV(1)	22,943	26,770
TOTAL COMMON STOCKS (Cost $10,056,440)		11,406,049
TEMPORARY CASH INVESTMENTS — 1.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 8.50%, 7/31/19 - 2/15/44, valued at $99,467), in a joint trading account at 1.85%, dated 8/31/18, due 9/4/18 (Delivery value $97,541)		97,521
State Street Institutional U.S. Government Money Market Fund, Premier Class	26,782	26,782
TOTAL TEMPORARY CASH INVESTMENTS (Cost $124,303)		124,303
TOTAL INVESTMENT SECURITIES — 98.9% (Cost $10,180,743)		11,530,352
OTHER ASSETS AND LIABILITIES — 1.1%		124,688
TOTAL NET ASSETS — 100.0%		$11,655,040

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	28.0%
Information Technology	16.2%
Financials	13.5%
Consumer Staples	11.7%
Industrials	9.4%
Materials	8.4%
Health Care	5.6%
Energy	2.4%
Utilities	1.5%
Telecommunication Services	0.6%
Real Estate	0.5%
Cash and Equivalents*	2.2%

*	Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Chile	275,441	185,924	—
China	647,839	1,431,283	—
Russia	90,382	112,534	—
Other Countries	—	8,662,646	—
Temporary Cash Investments	26,782	97,521	—
	1,040,444	10,489,908	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Focused International Growth Fund
August 31, 2018

Focused International Growth - Schedule of Investments
AUGUST 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.0%
Australia — 7.8%
CSL Ltd.	3,600	588,287
Treasury Wine Estates Ltd.	25,040	350,485
		938,772
Austria — 2.5%
Erste Group Bank AG(1)	7,460	296,751
Belgium — 4.8%
KBC Group NV	3,460	245,791
Umicore SA	5,920	330,114
		575,905
Brazil — 3.5%
Localiza Rent a Car SA	45,400	241,540
Magazine Luiza SA	5,500	175,110
		416,650
Canada — 4.5%
Bombardier, Inc., B Shares(1)	93,780	309,725
First Quantum Minerals Ltd.	17,920	224,790
		534,515
China — 6.7%
Alibaba Group Holding Ltd. ADR(1)	1,960	343,020
ANTA Sports Products Ltd.	22,000	119,828
Tencent Holdings Ltd.	7,700	333,556
		796,404
Denmark — 1.4%
DSV A/S	1,820	170,545
Finland — 2.0%
Neste Oyj	2,770	240,503
France — 5.5%
Danone SA	1,500	118,083
Kering SA	450	244,454
Ubisoft Entertainment SA(1)	2,780	299,003
		661,540
Germany — 8.6%
adidas AG	810	202,051
Infineon Technologies AG	10,910	277,590
Symrise AG	3,620	338,086
Zalando SE(1)	4,080	214,629
		1,032,356
Hong Kong — 3.4%
AIA Group Ltd.	46,800	403,677
India — 2.1%
HDFC Bank Ltd. ADR	2,520	255,200
Japan — 17.7%
Don Quijote Holdings Co. Ltd.	6,400	311,043

Komatsu Ltd.	8,200	233,284
MonotaRO Co. Ltd.	5,600	318,027
Recruit Holdings Co. Ltd.	11,900	362,751
Shiseido Co. Ltd.	5,200	366,167
Start Today Co. Ltd.	6,900	237,846
TDK Corp.	2,600	292,269
		2,121,387
Mexico — 2.1%
Grupo Financiero Banorte SAB de CV	36,700	250,318
Russia — 1.2%
Yandex NV, A Shares(1)	4,630	148,762
Sweden — 4.0%
Lundin Petroleum AB	8,690	301,888
Spotify Technology SA(1)	910	172,463
		474,351
Switzerland — 3.9%
Lonza Group AG(1)	1,460	469,821
United Kingdom — 17.3%
AstraZeneca plc	4,470	335,828
B&M European Value Retail SA	44,160	236,161
Diageo plc	10,250	358,062
Ferguson plc	3,553	284,715
Intertek Group plc	4,620	307,506
London Stock Exchange Group plc	7,250	434,622
Weir Group plc (The)	4,770	115,920
		2,072,814
TOTAL INVESTMENT SECURITIES — 99.0% (Cost $9,738,218)		11,860,271
OTHER ASSETS AND LIABILITIES — 1.0%		114,961
TOTAL NET ASSETS — 100.0%		$11,975,232

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	19.5%
Financials	15.7%
Information Technology	15.6%
Consumer Discretionary	14.6%
Health Care	11.6%
Consumer Staples	10.0%
Materials	7.5%
Energy	4.5%
Other Assets and Liabilities	1.0%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
China	343,020	453,384	—
India	255,200	—	—
Russia	148,762	—	—
Sweden	172,463	301,888	—
Other Countries	—	10,185,554	—
	919,445	10,940,826	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Global Growth Fund
August 31, 2018

Global Growth - Schedule of Investments
AUGUST 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.6%
Austria — 0.7%
Erste Group Bank AG(1)	103,750	4,127,061
Brazil — 1.1%
B3 SA - Brasil Bolsa Balcao	890,600	4,795,084
Lojas Renner SA	212,900	1,478,712
		6,273,796
Canada — 0.7%
Dollarama, Inc.	79,250	2,996,925
First Quantum Minerals Ltd.	84,873	1,064,652
		4,061,577
China — 3.0%
Alibaba Group Holding Ltd. ADR(1)	40,230	7,040,652
Industrial & Commercial Bank of China Ltd., H Shares	3,340,000	2,459,653
Tencent Holdings Ltd.	164,400	7,121,644
		16,621,949
France — 4.6%
Danone SA	101,270	7,972,183
Kering SA	11,270	6,122,213
TOTAL SA	125,785	7,865,286
Valeo SA	83,680	3,798,815
		25,758,497
Hong Kong — 2.4%
AIA Group Ltd.	1,100,000	9,488,135
Hang Seng Bank Ltd.	148,100	4,015,376
		13,503,511
Hungary — 0.7%
OTP Bank Nyrt	114,623	4,219,758
India — 1.0%
HDFC Bank Ltd.	185,410	5,388,232
Indonesia — 0.6%
Bank Central Asia Tbk PT	1,945,700	3,275,856
Ireland — 1.4%
CRH plc	236,035	7,838,499
Italy — 0.6%
UniCredit SpA	223,348	3,223,529
Japan — 3.8%
Don Quijote Holdings Co. Ltd.	42,900	2,084,961
Keyence Corp.	7,800	4,414,922
ORIX Corp.	373,200	6,002,236
Shiseido Co. Ltd.	40,500	2,851,876
Start Today Co. Ltd.	171,600	5,915,111
		21,269,106
Mexico — 0.9%
Grupo Financiero Banorte SAB de CV	583,500	3,979,842

Grupo Mexico SAB de CV, Series B	463,480	1,356,338
		5,336,180
Netherlands — 1.7%
ASML Holding NV	20,190	4,116,218
Unilever NV CVA	96,050	5,523,774
		9,639,992
Peru — 0.5%
Credicorp Ltd.	13,460	2,934,549
Sweden — 0.5%
Epiroc AB, A Shares(1)	262,130	2,723,012
Switzerland — 3.3%
Julius Baer Group Ltd.(1)	75,490	4,012,633
Lonza Group AG(1)	28,320	9,113,240
Swatch Group AG (The)	12,140	5,180,402
		18,306,275
United Kingdom — 6.8%
Ashtead Group plc	150,488	4,608,267
AstraZeneca plc	103,660	7,787,902
B&M European Value Retail SA	642,550	3,436,266
Diageo plc	162,410	5,673,444
Ferguson plc	45,360	3,634,859
Intertek Group plc	46,400	3,088,372
London Stock Exchange Group plc	113,080	6,778,904
RPC Group plc	368,210	3,409,347
		38,417,361
United States — 65.3%
Abbott Laboratories	111,810	7,473,380
Activision Blizzard, Inc.	52,350	3,774,435
Adobe Systems, Inc.(1)	43,937	11,577,839
Advanced Micro Devices, Inc.(1)	80,620	2,029,205
Agilent Technologies, Inc.	86,770	5,860,446
Alphabet, Inc., Class A(1)	13,605	16,758,639
Alphabet, Inc., Class C(1)	3,954	4,816,723
Amazon.com, Inc.(1)	2,668	5,369,910
American Express Co.	90,480	9,589,071
American Tower Corp.	46,890	6,992,237
AMETEK, Inc.	89,220	6,866,371
Bank of America Corp.	188,080	5,817,314
Becton Dickinson and Co.	34,610	9,063,321
Bio-Rad Laboratories, Inc., Class A(1)	24,274	7,896,332
Booz Allen Hamilton Holding Corp.	58,170	2,975,977
Burlington Stores, Inc.(1)	47,270	7,949,869
Catalent, Inc.(1)	13,090	547,162
Cheniere Energy, Inc.(1)	58,590	3,921,429
Cintas Corp.	19,810	4,226,860
CoStar Group, Inc.(1)	6,750	2,984,580
Danaher Corp.	91,430	9,466,662
EOG Resources, Inc.	61,470	7,267,598
Equinix, Inc.	22,596	9,854,794

Facebook, Inc., Class A(1)	19,011	3,340,803
Home Depot, Inc. (The)	59,964	12,038,972
Honeywell International, Inc.	27,337	4,348,223
IHS Markit Ltd.(1)	144,980	7,973,900
Intercontinental Exchange, Inc.	86,290	6,577,887
Keysight Technologies, Inc.(1)	86,633	5,621,615
Liberty Media Corp-Liberty Formula One, Class C(1)	100,127	3,700,694
MarketAxess Holdings, Inc.	22,183	4,210,777
Martin Marietta Materials, Inc.	26,520	5,270,054
MasterCard, Inc., Class A	39,730	8,564,199
Medidata Solutions, Inc.(1)	64,290	5,463,364
Monster Beverage Corp.(1)	97,550	5,939,820
MSCI, Inc.	29,030	5,232,948
Nordson Corp.	4,951	688,288
PayPal Holdings, Inc.(1)	87,200	8,051,176
Pioneer Natural Resources Co.	45,898	8,018,381
Roper Technologies, Inc.	26,560	7,924,707
ServiceNow, Inc.(1)	30,440	5,977,198
Sherwin-Williams Co. (The)	10,580	4,820,036
Stanley Black & Decker, Inc.	43,360	6,093,381
Sysco Corp.	80,500	6,023,010
Tapestry, Inc.	59,560	3,019,096
Target Corp.	42,670	3,733,625
Teleflex, Inc.	27,988	6,925,071
Texas Capital Bancshares, Inc.(1)	50,000	4,445,000
Texas Instruments, Inc.	64,190	7,214,956
UnitedHealth Group, Inc.	45,536	12,224,595
VeriSign, Inc.(1)	24,190	3,836,776
Visa, Inc., Class A	87,282	12,820,853
Webster Financial Corp.	75,890	4,961,688
Wells Fargo & Co.	115,049	6,728,066
Worldpay, Inc., Class A(1)	90,618	8,825,287
Zions Bancorporation	121,869	6,494,399
Zoetis, Inc.	72,958	6,609,995
		366,798,994
TOTAL COMMON STOCKS (Cost $384,305,020)		559,717,734
TEMPORARY CASH INVESTMENTS — 0.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 8.50%, 7/31/19 - 2/15/44, valued at $557,144), in a joint trading account at 1.85%, dated 8/31/18, due 9/4/18 (Delivery value $546,355)		546,243
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 5/15/44, valued at $371,407), at 0.90%, dated 8/31/18, due 9/4/18 (Delivery value $364,036)		364,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	737	737
TOTAL TEMPORARY CASH INVESTMENTS (Cost $910,980)		910,980
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $385,216,000)		560,628,714
OTHER ASSETS AND LIABILITIES — 0.2%		1,150,331
TOTAL NET ASSETS — 100.0%		$561,779,045

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	23.2%
Financials	21.0%
Health Care	15.8%
Consumer Discretionary	11.9%
Industrials	9.7%
Consumer Staples	6.1%
Energy	4.8%
Materials	4.2%
Real Estate	2.9%
Cash and Equivalents*	0.4%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Austria	—	4,127,061	—
Brazil	—	6,273,796	—
Canada	—	4,061,577	—
China	7,040,652	9,581,297	—
France	—	25,758,497	—
Hong Kong	—	13,503,511	—
Hungary	—	4,219,758	—
India	—	5,388,232	—
Indonesia	—	3,275,856	—
Ireland	—	7,838,499	—
Italy	—	3,223,529	—
Japan	—	21,269,106	—
Mexico	—	5,336,180	—
Netherlands	—	9,639,992	—
Sweden	—	2,723,012	—
Switzerland	—	18,306,275	—
United Kingdom	—	38,417,361	—
Other Countries	369,733,543	—	—
Temporary Cash Investments	737	910,243	—
	376,774,932	183,853,782	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Global Small Cap Fund
August 31, 2018

Global Small Cap - Schedule of Investments
AUGUST 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.6%
Australia — 2.5%
Afterpay Touch Group Ltd.(1)	9,129	118,984
NEXTDC Ltd.(1)	37,446	190,862
Northern Star Resources Ltd.	32,376	161,995
Seven Group Holdings Ltd.	13,008	194,978
		666,819
Austria — 0.4%
Schoeller-Bleckmann Oilfield Equipment AG	954	103,150
Belgium — 0.5%
Galapagos NV(1)	1,287	130,207
Canada — 3.4%
Canada Goose Holdings, Inc.(1)	3,514	213,897
Colliers International Group, Inc.	2,534	206,662
FirstService Corp.	1,673	143,134
Kelt Exploration Ltd.(1)	32,834	230,467
Parex Resources, Inc.(1)	7,783	111,825
		905,985
China — 1.3%
Baozun, Inc. ADR(1)	2,499	133,422
Chinasoft International Ltd.(1)	168,000	119,866
Li Ning Co. Ltd.(1)	84,000	88,615
		341,903
Denmark — 1.1%
Royal Unibrew A/S	3,591	309,492
France — 1.2%
Solutions 30 SE(1)	3,532	187,974
Trigano SA	931	136,271
		324,245
Germany — 1.5%
MorphoSys AG(1)	985	116,278
Scout24 AG	3,397	175,703
Stabilus SA	1,418	124,598
		416,579
Hong Kong — 0.5%
Melco International Development Ltd.	47,000	125,154
India — 1.5%
Bata India Ltd.	8,837	134,861
WNS Holdings Ltd. ADR(1)	5,432	281,540
		416,401
Italy — 1.6%
FinecoBank Banca Fineco SpA	11,531	137,393
IMA Industria Macchine Automatiche SpA	646	52,714
Moncler SpA	5,535	250,308
		440,415

Japan — 8.3%
Fancl Corp.	3,200	164,450
House Do Co. Ltd.	3,000	71,767
Ichikoh Industries Ltd.	19,700	221,804
Outsourcing, Inc.	9,700	182,459
Pigeon Corp.	3,500	169,157
Rengo Co. Ltd.	14,400	123,640
Rohto Pharmaceutical Co. Ltd.	4,200	134,191
Sawai Pharmaceutical Co. Ltd.	2,400	128,089
Seino Holdings Co. Ltd.	5,200	79,608
SHO-BOND Holdings Co. Ltd.	1,900	133,210
Systena Corp.	12,800	165,659
Taiyo Yuden Co. Ltd.	8,200	241,697
Tateru, Inc.	11,000	158,996
Trust Tech, Inc.	6,400	280,803
		2,255,530
Mexico — 0.7%
Gentera SAB de CV	176,198	178,824
Netherlands — 1.4%
ASR Nederland NV	3,140	149,799
InterXion Holding NV(1)	3,359	221,459
		371,258
South Korea — 2.4%
Cafe24 Corp.(1)	1,562	227,042
Dentium Co. Ltd.	2,102	176,748
Fila Korea Ltd.	3,722	139,598
Finetex EnE, Inc.(1)	12,629	28,431
Hotel Shilla Co. Ltd.	742	71,991
		643,810
Spain — 1.3%
Ence Energia y Celulosa SA	23,575	221,243
Viscofan SA	1,856	135,186
		356,429
Sweden — 0.9%
Elekta AB, B Shares	19,069	249,280
Switzerland — 2.4%
Idorsia Ltd.(1)	5,585	141,174
Medartis Holding AG(1)	1,717	130,557
Siegfried Holding AG(1)	396	187,735
Tecan Group AG	763	182,317
		641,783
Taiwan — 1.0%
TCI Co. Ltd.	14,941	272,406
United Kingdom — 10.0%
Abcam plc	16,856	331,291
Aveva Group plc	9,483	349,156
Beazley plc	25,006	192,731
Burford Capital Ltd.	15,179	393,183
Dechra Pharmaceuticals plc	4,288	173,446

Electrocomponents plc	29,468	283,396
Fevertree Drinks plc	6,071	293,028
Hikma Pharmaceuticals plc	14,700	375,820
Rentokil Initial plc	29,993	126,375
SSP Group plc	21,470	193,257
		2,711,683
United States — 55.7%
AAR Corp.	3,939	183,833
Aclaris Therapeutics, Inc.(1)	6,103	97,160
Adamas Pharmaceuticals, Inc.(1)	4,717	108,633
Amedisys, Inc.(1)	1,794	224,268
American Eagle Outfitters, Inc.	10,127	262,897
Americold Realty Trust	5,387	134,136
At Home Group, Inc.(1)	4,561	156,944
Avalara, Inc.(1)	3,681	136,160
Boot Barn Holdings, Inc.(1)	9,820	293,913
Bottomline Technologies de, Inc.(1)	7,202	475,116
Burlington Stores, Inc.(1)	1,663	279,683
Callaway Golf Co.	5,714	130,336
Callon Petroleum Co.(1)	23,164	261,753
Cavco Industries, Inc.(1)	1,487	364,910
Central Garden & Pet Co.(1)	6,147	244,036
Chart Industries, Inc.(1)	3,970	299,933
Chegg, Inc.(1)	7,617	246,638
Churchill Downs, Inc.	780	220,428
Conn's, Inc.(1)	3,424	140,384
Delek US Holdings, Inc.	3,681	200,614
Dycom Industries, Inc.(1)	2,477	207,845
Etsy, Inc.(1)	3,875	188,674
Fair Isaac Corp.(1)	1,121	258,929
Five9, Inc.(1)	4,195	201,570
Flexion Therapeutics, Inc.(1)	5,068	116,057
GrubHub, Inc.(1)	970	139,787
Hamilton Lane, Inc., Class A	8,158	397,947
Healthcare Services Group, Inc.	6,694	275,860
HealthEquity, Inc.(1)	3,005	283,101
HEICO Corp.	3,267	296,252
Houlihan Lokey, Inc.	2,747	129,191
Inphi Corp.(1)	3,710	137,530
Inspire Medical Systems, Inc.(1)	2,938	161,561
Insulet Corp.(1)	2,735	285,178
Integrated Device Technology, Inc.(1)	5,252	223,157
Kemper Corp.	2,610	212,323
Kinsale Capital Group, Inc.	7,131	433,351
Kratos Defense & Security Solutions, Inc.(1)	14,032	187,468
Malibu Boats, Inc., Class A(1)	5,655	272,628
Masimo Corp.(1)	2,081	245,329
Mercury Systems, Inc.(1)	6,260	341,233
Merit Medical Systems, Inc.(1)	3,486	205,151

MGP Ingredients, Inc.	2,647	204,110
MongoDB, Inc.(1)	2,061	148,310
Monolithic Power Systems, Inc.	1,406	210,717
MRC Global, Inc.(1)	14,089	290,374
National Instruments Corp.	5,088	242,952
NMI Holdings, Inc., Class A(1)	9,107	196,711
Nutrisystem, Inc.	6,470	239,390
Ollie's Bargain Outlet Holdings, Inc.(1)	2,052	178,729
Optinose, Inc.(1)	8,875	131,971
PetIQ, Inc.(1)	6,859	268,598
PlayAGS, Inc.(1)	9,988	320,016
Quantenna Communications, Inc.(1)	7,793	142,378
RH(1)	1,902	302,418
Seacoast Banking Corp. of Florida(1)	4,690	148,298
Semtech Corp.(1)	3,856	230,396
SiteOne Landscape Supply, Inc.(1)	1,559	140,887
SVB Financial Group(1)	900	290,475
Teladoc Health, Inc.(1)	4,250	329,587
Trupanion, Inc.(1)	7,129	272,257
Vocera Communications, Inc.(1)	8,032	266,341
Western Alliance Bancorp(1)	4,652	268,188
World Wrestling Entertainment, Inc., Class A	2,420	211,532
Zendesk, Inc.(1)	2,935	202,192
Zynga, Inc., Class A(1)	40,798	169,720
		15,068,444
TOTAL COMMON STOCKS (Cost $21,964,191)		26,929,797
TEMPORARY CASH INVESTMENTS — 0.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 8.50%, 7/31/19 - 2/15/44, valued at $102,094), in a joint trading account at 1.85%, dated 8/31/18, due 9/4/18 (Delivery value $100,118)		100,097
State Street Institutional U.S. Government Money Market Fund, Premier Class	66,836	66,836
TOTAL TEMPORARY CASH INVESTMENTS (Cost $166,933)		166,933
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $22,131,124)		27,096,730
OTHER ASSETS AND LIABILITIES — (0.2)%		(65,038)
TOTAL NET ASSETS — 100.0%		$27,031,692

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	21.2%
Consumer Discretionary	19.5%
Health Care	19.2%
Industrials	12.8%
Financials	12.7%
Consumer Staples	6.6%
Energy	3.4%
Real Estate	2.4%
Materials	1.8%
Cash and Equivalents*	0.4%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Australia	—	666,819	—
Austria	—	103,150	—
Belgium	—	130,207	—
Canada	213,897	692,088	—
China	133,422	208,481	—
Denmark	—	309,492	—
France	—	324,245	—
Germany	—	416,579	—
Hong Kong	—	125,154	—
India	281,540	134,861	—
Italy	—	440,415	—
Japan	—	2,255,530	—
Mexico	—	178,824	—
Netherlands	221,459	149,799	—
South Korea	—	643,810	—
Spain	—	356,429	—
Sweden	—	249,280	—
Switzerland	—	641,783	—
Taiwan	—	272,406	—
United Kingdom	—	2,711,683	—
United States	15,068,444	—	—
Temporary Cash Investments	66,836	100,097	—
	15,985,598	11,111,132	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
International Discovery Fund
August 31, 2018

International Discovery - Schedule of Investments
AUGUST 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.0%
Argentina — 1.1%
Globant SA(1)	88,470	5,739,934
Australia — 4.9%
Afterpay Touch Group Ltd.(1)	66,390	865,305
Aristocrat Leisure Ltd.	547,940	12,443,746
NEXTDC Ltd.(1)	830,310	4,232,091
Northern Star Resources Ltd.	57,258	333,418
Seven Group Holdings Ltd.	267,580	4,010,774
Treasury Wine Estates Ltd.	267,390	3,742,653
		25,627,987
Austria — 0.3%
Wienerberger AG	63,870	1,746,670
Belgium — 2.0%
Galapagos NV(1)	24,190	2,447,326
Umicore SA	145,760	8,127,931
		10,575,257
Brazil — 2.0%
Azul SA ADR(1)	190,720	3,207,911
Localiza Rent a Car SA	673,800	3,584,799
Magazine Luiza SA	117,200	3,731,432
		10,524,142
Canada — 10.4%
Bombardier, Inc., B Shares(1)	3,048,030	10,066,674
BRP, Inc.	157,010	8,195,802
CAE, Inc.	256,470	5,119,574
Canada Goose Holdings, Inc.(1)	47,670	2,901,673
Colliers International Group, Inc.	58,460	4,767,738
First Quantum Minerals Ltd.	389,060	4,880,392
Kelt Exploration Ltd.(1)	486,870	3,417,417
Kirkland Lake Gold Ltd.	295,680	5,526,157
Parex Resources, Inc.(1)	211,440	3,037,931
Premium Brands Holdings Corp.	37,380	2,799,919
Trevali Mining Corp.(1)	3,432,610	2,051,675
Trican Well Service Ltd.(1)	774,490	1,709,219
		54,474,171
China — 4.3%
A-Living Services Co. Ltd., H Shares(1)	1,877,250	3,209,772
Baozun, Inc. ADR(1)	46,920	2,505,059
China Resources Beer Holdings Co. Ltd.	1,432,000	6,093,811
China Resources Cement Holdings Ltd.	3,242,000	3,783,624
GDS Holdings Ltd. ADR(1)	37,550	1,433,283
Shenzhou International Group Holdings Ltd.	237,000	3,110,177
Sunny Optical Technology Group Co. Ltd.	175,500	2,230,435
		22,366,161

Denmark — 1.3%
DSV A/S	73,940	6,928,637
France — 7.2%
Eiffage SA	29,070	3,271,721
Eurofins Scientific SE	13,820	7,802,617
Euronext NV	42,860	2,815,835
Rubis SCA	47,500	2,811,917
SOITEC(1)	39,550	3,064,336
Teleperformance	50,260	9,655,153
Ubisoft Entertainment SA(1)	77,520	8,337,671
		37,759,250
Germany — 4.3%
Aroundtown SA	775,910	6,921,399
Rheinmetall AG	23,540	2,566,275
Scout24 AG	63,030	3,260,102
Wirecard AG	43,470	9,652,577
		22,400,353
Hong Kong — 1.9%
Melco Resorts & Entertainment Ltd. ADR	410,290	9,797,725
India — 0.5%
Indiabulls Housing Finance Ltd.	157,820	2,801,993
Indonesia — 1.2%
United Tractors Tbk PT	2,714,900	6,340,296
Israel — 1.2%
Nice Ltd. ADR(1)	54,050	6,247,639
Italy — 2.4%
Amplifon SpA	328,180	7,062,534
CNH Industrial NV	435,290	5,204,207
		12,266,741
Japan — 15.0%
Anritsu Corp.	442,200	6,928,901
Cosmos Pharmaceutical Corp.	20,200	4,230,528
Ichikoh Industries Ltd.	338,600	3,812,336
Kose Corp.	29,300	5,405,904
Modec, Inc.	77,800	2,356,197
Outsourcing, Inc.	326,300	6,137,764
Pigeon Corp.	81,300	3,929,268
Pressance Corp.	293,100	4,487,113
Rengo Co. Ltd.	303,600	2,606,736
Round One Corp.	184,000	2,421,096
Sankyu, Inc.	66,900	3,552,426
Sawai Pharmaceutical Co. Ltd.	48,300	2,577,797
Seino Holdings Co. Ltd.	228,600	3,499,672
Start Today Co. Ltd.	164,000	5,653,137
SUMCO Corp.	142,700	2,548,077
Tateru, Inc.	95,300	1,377,480
TDK Corp.	72,500	8,149,806
Tokai Carbon Co. Ltd.	320,500	5,728,674

Trust Tech, Inc.	67,200	2,948,429
		78,351,341
Mexico — 1.0%
Alpek SAB de CV	3,459,450	5,095,402
Netherlands — 2.6%
AMG Advanced Metallurgical Group NV	111,830	5,532,360
InterXion Holding NV(1)	125,100	8,247,843
		13,780,203
New Zealand — 0.7%
a2 Milk Co. Ltd.(1)	436,870	3,611,757
Norway — 0.8%
Aker BP ASA	124,320	4,402,859
Russia — 1.2%
Yandex NV, A Shares(1)	191,010	6,137,151
South Korea — 4.1%
Cafe24 Corp.(1)	10,940	1,590,165
Dentium Co. Ltd.	35,146	2,955,276
Finetex EnE, Inc.(1)	220,367	496,105
Hotel Shilla Co. Ltd.	53,840	5,223,663
Koh Young Technology, Inc.	21,710	2,073,191
Samsung Electro-Mechanics Co. Ltd.	62,410	9,026,645
		21,365,045
Spain — 1.8%
Cellnex Telecom SA	101,980	2,618,417
Ence Energia y Celulosa SA	437,670	4,107,385
Viscofan SA	35,990	2,621,406
		9,347,208
Sweden — 2.3%
Dometic Group AB	173,610	1,647,797
Elekta AB, B Shares	224,100	2,929,548
Epiroc AB, A Shares(1)	480,160	4,987,911
SSAB AB, A Shares	604,320	2,633,986
		12,199,242
Switzerland — 7.8%
Georg Fischer AG	3,970	5,197,761
Partners Group Holding AG	5,370	4,216,219
Siegfried Holding AG(1)	7,910	3,749,956
Sika AG	113,850	16,879,283
Straumann Holding AG	13,230	10,544,416
		40,587,635
Taiwan — 1.9%
Chailease Holding Co. Ltd.	2,013,480	6,850,355
Globalwafers Co. Ltd.	218,000	2,782,224
		9,632,579
United Kingdom — 14.8%
Ashtead Group plc	196,040	6,003,167
Aveva Group plc	139,310	5,129,281
B&M European Value Retail SA	733,840	3,924,471
Burford Capital Ltd.	440,072	11,399,218

Coca-Cola HBC AG(1)	190,040	6,499,436
Electrocomponents plc	583,590	5,612,425
Fevertree Drinks plc	81,600	3,938,574
Hikma Pharmaceuticals plc	245,770	6,283,355
IG Group Holdings plc	373,870	4,381,723
Intermediate Capital Group plc	294,400	4,003,770
KAZ Minerals plc(1)	211,840	1,279,823
Keywords Studios plc	113,070	2,920,065
NMC Health plc	165,810	8,435,203
Segro plc	545,600	4,655,733
Wizz Air Holdings plc(1)	61,150	2,513,903
		76,980,147
TOTAL COMMON STOCKS (Cost $463,981,392)		517,087,525
TEMPORARY CASH INVESTMENTS — 0.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 8.50%, 7/31/19 - 2/15/44, valued at $1,246,436), in a joint trading account at 1.85%, dated 8/31/18, due 9/4/18 (Delivery value $1,222,300)		1,222,049
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 5/15/44, valued at $834,319), at 0.90%, dated 8/31/18, due 9/4/18 (Delivery value $815,082)		815,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	983	983
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,038,032)		2,038,032
TOTAL INVESTMENT SECURITIES — 99.4% (Cost $466,019,424)		519,125,557
OTHER ASSETS AND LIABILITIES — 0.6%		2,950,362
TOTAL NET ASSETS — 100.0%		$522,075,919

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	21.0%
Industrials	17.7%
Materials	13.4%
Consumer Discretionary	13.0%
Health Care	10.6%
Consumer Staples	8.1%
Financials	6.9%
Energy	3.9%
Real Estate	3.4%
Utilities	0.5%
Telecommunication Services	0.5%
Cash and Equivalents*	1.0%

* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Argentina	5,739,934	—	—
Brazil	3,207,911	7,316,231	—
Canada	2,901,673	51,572,498	—
China	3,938,342	18,427,819	—
Hong Kong	9,797,725	—	—
Israel	6,247,639	—	—
Netherlands	8,247,843	5,532,360	—
Russia	6,137,151	—	—
Other Countries	—	388,020,399	—
Temporary Cash Investments	983	2,037,049	—
	46,219,201	472,906,356	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
International Growth Fund
August 31, 2018

International Growth - Schedule of Investments
AUGUST 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.2%
Australia — 5.2%
Aristocrat Leisure Ltd.	634,550	14,410,663
CSL Ltd.	260,030	42,492,325
Treasury Wine Estates Ltd.	1,747,540	24,460,289
		81,363,277
Austria — 1.3%
Erste Group Bank AG(1)	508,152	20,213,728
Belgium — 2.5%
KBC Group NV	228,230	16,212,979
Umicore SA	413,500	23,057,764
		39,270,743
Brazil — 1.4%
Localiza Rent a Car SA	2,273,200	12,094,042
Magazine Luiza SA	339,400	10,805,871
		22,899,913
Canada — 3.2%
Bombardier, Inc., B Shares(1)	6,237,780	20,601,404
Dollarama, Inc.	468,250	17,707,385
First Quantum Minerals Ltd.	959,550	12,036,654
		50,345,443
China — 4.5%
Alibaba Group Holding Ltd. ADR(1)	112,150	19,627,372
ANTA Sports Products Ltd.	3,070,000	16,721,452
Huazhu Group Ltd. ADR	267,320	9,201,154
Sunny Optical Technology Group Co. Ltd.	221,000	2,808,696
TAL Education Group ADR(1)	211,732	6,267,267
Tencent Holdings Ltd.	395,400	17,128,333
		71,754,274
Denmark — 2.2%
Chr Hansen Holding A/S	204,610	20,772,589
DSV A/S	142,670	13,369,064
		34,141,653
Finland — 1.1%
Neste Oyj	205,780	17,866,662
France — 8.2%
Accor SA	301,570	15,087,041
Danone SA	356,840	28,091,180
Eurofins Scientific SE	18,310	10,337,620
Kering SA	31,340	17,024,859
Peugeot SA	334,240	9,194,867
TOTAL SA	150,550	9,413,831
Ubisoft Entertainment SA(1)	149,010	16,026,784
Valeo SA	282,606	12,829,445

Vivendi SA	429,980	11,154,868
		129,160,495
Germany — 6.7%
adidas AG	69,050	17,224,189
Deutsche Boerse AG	120,560	16,652,862
Infineon Technologies AG	609,010	15,495,430
Symrise AG	254,890	23,805,181
Wirecard AG	85,000	18,874,374
Zalando SE(1)	256,230	13,479,027
		105,531,063
Hong Kong — 2.2%
AIA Group Ltd.	4,043,200	34,874,934
India — 0.7%
HDFC Bank Ltd.	406,700	11,819,179
Ireland — 2.6%
CRH plc	664,700	22,074,060
Kerry Group plc, A Shares	113,740	12,971,328
Ryanair Holdings plc ADR(1)	53,201	5,419,586
		40,464,974
Italy — 0.4%
UniCredit SpA	468,425	6,760,668
Japan — 16.6%
Anritsu Corp.	435,500	6,823,918
CyberAgent, Inc.	269,000	15,300,873
Daikin Industries Ltd.	120,800	15,405,778
Don Quijote Holdings Co. Ltd.	435,500	21,165,512
Fast Retailing Co. Ltd.	6,900	3,217,433
Keyence Corp.	29,500	16,697,462
Komatsu Ltd.	676,700	19,251,631
MonotaRO Co. Ltd.	304,000	17,264,333
Nitori Holdings Co. Ltd.	73,700	11,189,983
Recruit Holdings Co. Ltd.	650,700	19,835,486
Rohm Co. Ltd.	155,300	14,019,071
Shiseido Co. Ltd.	359,500	25,314,805
Start Today Co. Ltd.	533,900	18,403,717
Sysmex Corp.	216,000	18,740,347
TDK Corp.	172,700	19,413,401
Terumo Corp.	207,500	11,447,890
Unicharm Corp.	240,600	7,864,811
		261,356,451
Mexico — 0.6%
Grupo Financiero Banorte SAB de CV	1,383,250	9,434,648
Netherlands — 5.5%
Akzo Nobel NV	87,780	8,204,234
ASML Holding NV	110,880	22,605,562
Heineken NV	190,095	18,786,376
InterXion Holding NV(1)	276,670	18,240,853
Unilever NV CVA	327,380	18,827,413
		86,664,438

Russia — 0.5%
Yandex NV, A Shares(1)	246,520	7,920,688
Spain — 2.5%
Amadeus IT Group SA	246,770	22,892,146
CaixaBank SA	939,510	4,210,560
Cellnex Telecom SA	468,210	12,021,661
		39,124,367
Sweden — 5.1%
Epiroc AB, A Shares(1)	1,063,163	11,044,159
Hexagon AB, B Shares	318,890	18,941,302
Lundin Petroleum AB	498,580	17,320,532
Spotify Technology SA(1)	31,940	6,053,269
Swedbank AB, A Shares	450,750	10,488,576
Telefonaktiebolaget LM Ericsson, B Shares	1,897,440	16,005,043
		79,852,881
Switzerland — 5.1%
Credit Suisse Group AG(1)	953,140	14,273,745
Julius Baer Group Ltd.(1)	176,120	9,361,570
Lonza Group AG(1)	127,700	41,093,247
Straumann Holding AG	12,980	10,345,164
Swatch Group AG (The)	13,640	5,820,484
		80,894,210
Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,515,000	12,627,055
United Kingdom — 20.3%
ASOS plc(1)	181,796	14,410,054
Associated British Foods plc	199,843	5,930,490
AstraZeneca plc	420,250	31,573,083
Aviva plc	1,832,625	11,523,149
B&M European Value Retail SA	3,007,791	16,085,236
Bunzl plc	623,060	19,370,235
Carnival plc	260,880	15,662,872
Coca-Cola HBC AG(1)	330,700	11,310,058
Compass Group plc	785,039	16,879,615
Diageo plc	886,860	30,980,548
Ferguson plc	279,534	22,400,062
Intertek Group plc	342,577	22,801,840
Just Eat plc(1)	730,724	7,262,364
London Stock Exchange Group plc	495,160	29,683,781
Royal Dutch Shell plc, A Shares	913,027	29,663,691
Standard Chartered plc	1,214,390	9,873,038
Tesco plc	5,154,070	16,471,118
Weir Group plc (The)	332,200	8,073,111
		319,954,345
TOTAL COMMON STOCKS (Cost $1,263,697,137)		1,564,296,089
TEMPORARY CASH INVESTMENTS — 0.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 8.50%, 7/31/19 - 2/15/44, valued at $4,324,868), in a joint trading account at 1.85%, dated 8/31/18, due 9/4/18 (Delivery value $4,241,123)		4,240,251

Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 5/15/44, valued at $2,885,130), at 0.90%, dated 8/31/18, due 9/4/18 (Delivery value $2,828,283)		2,828,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,293	3,293
TOTAL TEMPORARY CASH INVESTMENTS (Cost $7,071,544)		7,071,544
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $1,270,768,681)		1,571,367,633
OTHER ASSETS AND LIABILITIES — 0.3%		5,026,694
TOTAL NET ASSETS — 100.0%		$1,576,394,327

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	19.6%
Information Technology	17.7%
Industrials	13.2%
Financials	13.0%
Consumer Staples	12.8%
Health Care	10.4%
Materials	7.0%
Energy	4.7%
Telecommunication Services	0.8%
Cash and Equivalents*	0.8%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	72,730,189	1,491,565,900	—
Temporary Cash Investments	3,293	7,068,251	—
	72,733,482	1,498,634,151	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
International Opportunities Fund
August 31, 2018

International Opportunities - Schedule of Investments
AUGUST 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.0%
Argentina — 1.4%
Globant SA(1)	54,643	3,545,238
Australia — 4.1%
Afterpay Touch Group Ltd.(1)	69,357	903,975
ALS Ltd.	380,703	2,427,607
NEXTDC Ltd.(1)	541,598	2,760,526
Northern Star Resources Ltd.	496,005	2,481,783
Seven Group Holdings Ltd.	122,711	1,839,323
		10,413,214
Austria — 1.6%
FACC AG	68,277	1,719,780
Schoeller-Bleckmann Oilfield Equipment AG	11,450	1,238,018
Wienerberger AG	44,377	1,213,590
		4,171,388
Belgium — 0.7%
Galapagos NV(1)	16,960	1,715,860
Brazil — 1.0%
Magazine Luiza SA	78,704	2,505,790
Canada — 7.3%
BRP, Inc.	92,163	4,810,838
Canada Goose Holdings, Inc.(1)	32,821	1,997,814
Descartes Systems Group, Inc. (The)(1)	46,743	1,631,886
FirstService Corp.	15,993	1,368,290
Interfor Corp.(1)	97,367	1,675,757
Kelt Exploration Ltd.(1)	308,024	2,162,069
Kirkland Lake Gold Ltd.	124,282	2,322,787
Parex Resources, Inc.(1)	130,274	1,871,753
Premium Brands Holdings Corp.	7,957	596,013
		18,437,207
China — 4.1%
Baozun, Inc. ADR(1)	26,216	1,399,672
China Resources Cement Holdings Ltd.	2,008,000	2,343,466
Chinasoft International Ltd.(1)	1,856,000	1,324,236
GDS Holdings Ltd. ADR(1)	39,463	1,506,303
GreenTree Hospitality Group Ltd. ADR(1)	73,822	885,864
Li Ning Co. Ltd.(1)	1,368,500	1,443,692
Wisdom Education International Holdings Co. Ltd.	2,414,000	1,371,740
		10,274,973
Denmark — 1.9%
Ambu A/S, B Shares	48,623	1,821,602
Royal Unibrew A/S	35,727	3,079,147
		4,900,749
France — 5.5%
Euronext NV	18,699	1,228,495

Rubis SCA	32,394	1,917,668
SOITEC(1)	17,053	1,321,268
Solutions 30 SE(1)	46,011	2,448,723
Teleperformance	15,092	2,899,235
Trigano SA	10,884	1,593,097
Worldline SA(1)	41,485	2,523,255
		13,931,741
Germany — 4.4%
AIXTRON SE(1)	74,969	936,338
AURELIUS Equity Opportunities SE & Co. KGaA	7,987	403,099
Carl Zeiss Meditec AG	32,859	2,910,165
MorphoSys AG(1)	19,825	2,340,307
Rheinmetall AG	16,067	1,751,586
Scout24 AG	53,648	2,774,837
		11,116,332
Hong Kong — 0.9%
Melco International Development Ltd.	894,000	2,380,583
India — 2.9%
Bata India Ltd.	82,593	1,260,445
Dewan Housing Finance Corp. Ltd.	129,820	1,222,034
Future Retail Ltd.(1)	119,176	935,580
Satin Creditcare Network Ltd.(1)	124,941	637,686
WNS Holdings Ltd. ADR(1)	64,256	3,330,389
		7,386,134
Ireland — 0.7%
Dalata Hotel Group plc(1)	227,796	1,887,917
Italy — 3.3%
Amplifon SpA	152,717	3,286,516
Biesse SpA	14,309	508,573
FinecoBank Banca Fineco SpA	123,430	1,470,681
IMA Industria Macchine Automatiche SpA	7,578	618,370
Moncler SpA	53,343	2,412,321
		8,296,461
Japan — 21.5%
ASKUL Corp.	22,200	641,364
Cosmos Pharmaceutical Corp.	7,300	1,528,854
Denka Co. Ltd.	20,400	698,605
Fancl Corp.	44,200	2,271,461
GMO Payment Gateway, Inc.	16,100	1,915,597
House Do Co. Ltd.	28,500	681,784
Ichikoh Industries Ltd.	238,900	2,689,802
KH Neochem Co. Ltd.	76,800	2,868,509
Lasertec Corp.	18,300	681,041
Maruwa Co. Ltd.	18,900	1,411,844
Modec, Inc.	21,100	639,020
Nihon Kohden Corp.	92,300	2,699,802
Nihon M&A Center, Inc.	30,900	809,001
Outsourcing, Inc.	141,600	2,663,523
Pigeon Corp.	56,100	2,711,340

Pressance Corp.	166,800	2,553,567
Rengo Co. Ltd.	184,100	1,580,698
Rohto Pharmaceutical Co. Ltd.	79,800	2,549,636
Sakata Seed Corp.	34,000	1,176,582
Sankyu, Inc.	35,000	1,858,519
Sawai Pharmaceutical Co. Ltd.	23,600	1,259,545
Seed Co. Ltd.	72,000	1,368,590
Seino Holdings Co. Ltd.	113,000	1,729,934
SHO-BOND Holdings Co. Ltd.	31,900	2,236,531
Sumitomo Bakelite Co. Ltd.	128,000	1,262,605
Systena Corp.	218,600	2,829,149
Taiyo Yuden Co. Ltd.	79,100	2,331,496
Tateru, Inc.	147,300	2,129,095
Trust Tech, Inc.	63,300	2,777,315
Tsubaki Nakashima Co. Ltd.	24,300	496,235
Zenkoku Hosho Co. Ltd.	35,200	1,425,614
		54,476,658
Mexico — 1.4%
Alpek SAB de CV	1,135,133	1,671,930
Gentera SAB de CV	1,770,919	1,797,313
		3,469,243
Netherlands — 3.3%
AMG Advanced Metallurgical Group NV	48,096	2,379,365
ASR Nederland NV	62,281	2,971,229
InterXion Holding NV(1)	45,042	2,969,619
		8,320,213
Norway — 0.7%
Aker BP ASA	51,230	1,814,338
South Korea — 2.7%
Cafe24 Corp.(1)	17,693	2,571,736
Dentium Co. Ltd.	22,465	1,888,985
Fila Korea Ltd.	34,720	1,302,214
Finetex EnE, Inc.(1)	174,649	393,182
Hotel Shilla Co. Ltd.	7,141	692,834
		6,848,951
Spain — 2.5%
Ence Energia y Celulosa SA	313,530	2,942,373
Inmobiliaria Colonial Socimi SA	198,954	2,153,477
Viscofan SA	17,909	1,304,439
		6,400,289
Sweden — 1.5%
Elekta AB, B Shares	199,187	2,603,873
Paradox Interactive AB	26,251	451,240
SSAB AB, A Shares	195,004	849,943
		3,905,056
Switzerland — 3.4%
Georg Fischer AG	2,122	2,778,249
Idorsia Ltd.(1)	54,024	1,365,580
Siegfried Holding AG(1)	4,436	2,103,009

Tecan Group AG	10,315	2,464,745
		8,711,583
Taiwan — 2.6%
Chailease Holding Co. Ltd.	572,220	1,946,833
Eclat Textile Co. Ltd.	128,000	1,554,420
TCI Co. Ltd.	168,941	3,080,155
		6,581,408
United Kingdom — 16.6%
Abcam plc	162,702	3,197,775
ASOS plc(1)	15,995	1,267,843
Aveva Group plc	91,375	3,364,353
Beazley plc	321,174	2,475,415
Burford Capital Ltd.	191,418	4,958,315
Dechra Pharmaceuticals plc	48,210	1,950,058
Electrocomponents plc	260,905	2,509,141
Fevertree Drinks plc	57,118	2,756,905
Hikma Pharmaceuticals plc	147,865	3,780,316
HomeServe plc	124,474	1,676,679
Howden Joinery Group plc	141,982	906,926
IG Group Holdings plc	256,708	3,008,595
Intermediate Capital Group plc	203,263	2,764,329
Rentokil Initial plc	390,226	1,644,203
Rotork plc	693,100	3,037,165
SSP Group plc	258,120	2,323,404
UNITE Group plc (The)	43,403	498,832
		42,120,254
TOTAL COMMON STOCKS (Cost $205,726,772)		243,611,580
EXCHANGE-TRADED FUNDS — 1.5%
iShares MSCI EAFE Small-Cap ETF (Cost $3,792,934)	60,290	3,781,992
TEMPORARY CASH INVESTMENTS — 2.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 8.50%, 7/31/19 - 2/15/44, valued at $3,388,169), in a joint trading account at 1.85%, dated 8/31/18, due 9/4/18 (Delivery value $3,322,561)		3,321,878
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 5/15/44, valued at $2,260,736), at 0.90%, dated 8/31/18, due 9/4/18 (Delivery value $2,215,222)		2,215,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,075	3,075
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,539,953)		5,539,953
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $215,059,659)		252,933,525
OTHER ASSETS AND LIABILITIES — 0.3%		674,216
TOTAL NET ASSETS — 100.0%		$253,607,741

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	18.9%
Health Care	15.4%
Consumer Discretionary	14.3%
Industrials	13.5%
Financials	10.5%
Materials	9.6%
Consumer Staples	7.7%
Energy	3.0%
Real Estate	2.3%
Utilities	0.8%
Exchange-Traded Funds	1.5%
Cash and Equivalents*	2.5%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Argentina	3,545,238	—	—
Canada	1,997,814	16,439,393	—
China	3,791,839	6,483,134	—
India	3,330,389	4,055,745	—
Netherlands	2,969,619	5,350,594	—
Other Countries	—	195,647,815	—
Exchange-Traded Funds	3,781,992	—	—
Temporary Cash Investments	3,075	5,536,878	—
	19,419,966	233,513,559	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
International Value Fund
August 31, 2018

International Value - Schedule of Investments
AUGUST 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 94.9%
Australia — 3.8%
Aristocrat Leisure Ltd.	4,652	105,647
Australia & New Zealand Banking Group Ltd.	42,357	898,288
CIMIC Group Ltd.	2,843	100,720
Commonwealth Bank of Australia	8,765	448,894
Fortescue Metals Group Ltd.	71,100	196,277
Qantas Airways Ltd.	124,733	576,582
Super Retail Group Ltd.	16,300	109,564
Wesfarmers Ltd.	7,384	273,115
Westpac Banking Corp.	17,759	364,369
		3,073,456
Brazil — 0.1%
Banco Santander Brasil SA ADR	10,100	85,648
China — 1.5%
China CITIC Bank Corp. Ltd., H Shares	184,000	114,872
China Construction Bank Corp., H Shares	477,000	422,379
China Huarong Asset Management Co. Ltd., H Shares	379,000	78,709
CIFI Holdings Group Co. Ltd.	324,000	187,826
Industrial & Commercial Bank of China Ltd., H Shares	378,000	278,368
Tencent Holdings Ltd.	3,500	151,617
		1,233,771
Denmark — 1.1%
H Lundbeck A/S	8,135	477,293
Sydbank A/S	6,700	196,132
Topdanmark A/S	4,199	180,194
		853,619
Finland — 0.3%
UPM-Kymmene Oyj	6,679	257,388
France — 8.2%
BNP Paribas SA	20,094	1,179,734
Casino Guichard Perrachon SA	5,428	172,068
CNP Assurances	24,137	556,698
Eiffage SA	3,719	418,560
Engie SA	35,720	523,665
Metropole Television SA	5,170	102,198
Orange SA	24,260	392,829
Peugeot SA	24,215	666,149
Sanofi	6,263	535,710
Societe Generale SA	11,330	463,452
TOTAL SA	20,231	1,265,036
Ubisoft Entertainment SA(1)	2,600	279,643
		6,555,742
Germany — 4.5%
Allianz SE	2,158	460,000

BASF SE	4,973	460,003
Bayer AG	6,045	564,005
Covestro AG	6,766	576,300
Daimler AG	1,868	120,773
Deutsche Lufthansa AG	6,724	175,532
Deutsche Telekom AG	14,812	239,155
Hamburger Hafen und Logistik AG	3,126	75,400
HUGO BOSS AG	2,517	201,065
ProSiebenSat.1 Media SE	9,830	258,897
Schaeffler AG Preference Shares	22,617	307,157
Siemens AG	1,386	180,153
		3,618,440
Hong Kong — 3.0%
BOC Hong Kong Holdings Ltd.	48,500	236,668
CLP Holdings Ltd.	25,500	299,713
Health and Happiness H&H International Holdings Ltd.(1)	35,500	225,020
Kerry Properties Ltd.	51,000	193,311
Link REIT	12,000	119,561
PCCW Ltd.	551,000	292,743
Sands China Ltd.	79,200	386,477
Swire Properties Ltd.	30,000	117,917
Wharf Holdings Ltd. (The)	166,000	473,757
Wheelock & Co. Ltd.	10,000	62,749
		2,407,916
India — 1.0%
Tata Power Co. Ltd. (The)	180,423	195,111
Tata Steel Ltd.	40,445	342,429
Yes Bank Ltd.	48,189	233,382
		770,922
Indonesia — 0.1%
Adaro Energy Tbk PT	869,200	110,051
Israel — 2.3%
Bank Leumi Le-Israel BM	98,098	659,054
Israel Discount Bank Ltd., A Shares	40,100	140,036
Mizrahi Tefahot Bank Ltd.	9,798	176,742
Nice Ltd.(1)	3,274	378,602
Taro Pharmaceutical Industries Ltd.(1)	700	73,948
Teva Pharmaceutical Industries Ltd. ADR	16,593	380,146
		1,808,528
Italy — 1.7%
Eni SpA	40,072	743,287
EXOR NV	9,102	591,437
		1,334,724
Japan — 23.5%
Astellas Pharma, Inc.	41,100	696,159
Brother Industries Ltd.	17,900	367,634
Canon, Inc.	21,700	695,861
cocokara fine, Inc.	900	53,623
Cosmo Energy Holdings Co. Ltd.	5,500	202,705

Daiichikosho Co., Ltd.	4,800	222,050
Daiwa Securities Group, Inc.	41,000	245,904
Eisai Co. Ltd.	3,600	325,947
Hazama Ando Corp.	19,900	149,371
Hitachi Construction Machinery Co. Ltd.	7,200	215,138
Honda Motor Co. Ltd.	8,900	263,692
JXTG Holdings, Inc.	25,200	177,450
Kajima Corp.	27,000	194,402
Kansai Electric Power Co., Inc. (The)	25,000	358,316
KDDI Corp.	29,000	767,609
Kirin Holdings Co. Ltd.	15,600	385,753
Leopalace21 Corp.	51,600	273,999
Marubeni Corp.	6,400	52,509
Mebuki Financial Group, Inc.	191,600	679,420
Mitsubishi Chemical Holdings Corp.	47,900	429,380
Mitsubishi Corp.	13,500	385,280
Mitsubishi UFJ Financial Group, Inc.	135,200	816,238
Mitsui & Co. Ltd.	12,400	206,741
Mizuho Financial Group, Inc.	148,800	261,280
MS&AD Insurance Group Holdings, Inc.	6,400	196,706
Nihon Unisys Ltd.	10,500	256,570
Nippon Telegraph & Telephone Corp.	5,400	240,572
NTT DOCOMO, Inc.	23,600	612,780
ORIX Corp.	25,300	406,904
SBI Holdings, Inc.	15,800	435,847
Sega Sammy Holdings, Inc.	40,700	656,416
Shikoku Electric Power Co., Inc.	6,000	79,759
Shizuoka Bank Ltd. (The)	40,600	358,826
Showa Shell Sekiyu KK	26,500	534,484
Sony Corp.	5,300	302,803
Subaru Corp.	24,200	718,965
Sumitomo Dainippon Pharma Co., Ltd.	24,100	512,974
Sumitomo Mitsui Financial Group, Inc.	10,700	421,894
Suzuken Co. Ltd.	6,300	286,338
Suzuki Motor Corp.	10,900	709,270
Taisei Corp.	13,300	594,915
Takeda Pharmaceutical Co., Ltd.	7,900	330,832
Tokuyama Corp.	13,600	417,388
Toyota Boshoku Corp.	13,400	234,208
Toyota Motor Corp.	21,400	1,334,731
Trend Micro, Inc.	2,900	182,702
TS Tech Co. Ltd.	15,500	585,208
		18,837,553
Malaysia — 0.5%
CIMB Group Holdings Bhd	192,400	280,740
Malayan Banking Bhd	51,700	125,308
		406,048
Netherlands — 2.8%
ABN AMRO Group NV CVA	14,158	383,403

Aegon NV	31,176	186,945
ASR Nederland NV	9,936	474,015
ING Groep NV	31,330	425,122
Koninklijke Philips NV	18,000	804,190
		2,273,675
New Zealand — 1.0%
a2 Milk Co. Ltd.(1)	83,050	693,417
Spark New Zealand Ltd.	43,594	115,079
		808,496
Norway — 2.8%
Aker BP ASA	12,123	429,343
Equinor ASA	36,469	935,409
Marine Harvest ASA	17,266	372,964
Salmar ASA	5,600	269,912
Telenor ASA	14,009	264,105
		2,271,733
Poland — 0.6%
Powszechny Zaklad Ubezpieczen SA	37,974	457,528
Singapore — 1.8%
ComfortDelGro Corp. Ltd.	127,800	213,225
Oversea-Chinese Banking Corp. Ltd.	55,100	453,630
StarHub Ltd.	51,000	60,195
United Overseas Bank Ltd.	35,100	692,001
		1,419,051
South Korea — 1.6%
GS Holdings Corp.	921	43,934
Hanwha Corp.	13,297	380,460
Hyundai Marine & Fire Insurance Co. Ltd.	2,491	83,246
Samsung Electronics Co. Ltd.	7,300	317,734
SK Hynix, Inc.	4,670	348,210
SK Innovation Co. Ltd.	820	142,173
		1,315,757
Spain — 4.2%
Banco Bilbao Vizcaya Argentaria SA	132,443	825,547
Banco Santander SA	68,294	339,919
Endesa SA	4,758	106,536
Mapfre SA	150,882	444,671
Repsol SA	45,475	874,385
Telefonica SA	90,185	731,415
		3,322,473
Sweden — 0.9%
Lundin Petroleum AB	11,651	404,752
Tele2 AB, B Shares	24,200	298,493
		703,245
Switzerland — 6.0%
Nestle SA	7,962	668,504
Novartis AG	22,662	1,879,362
Roche Holding AG	2,584	641,968
Swisscom AG	1,044	466,286

UBS Group AG(1)	7,477	116,754
Zurich Insurance Group AG	3,507	1,068,111
		4,840,985
Taiwan — 0.5%
AU Optronics Corp.	546,000	236,425
Shin Kong Financial Holding Co. Ltd.	400,000	158,229
		394,654
United Kingdom — 21.1%
3i Group plc	56,423	655,713
BAE Systems plc	106,083	833,440
BHP Billiton plc	46,981	1,001,214
BP plc	148,674	1,054,912
British American Tobacco plc	13,333	643,283
Centamin plc	29,946	39,639
Centrica plc	355,368	660,207
Direct Line Insurance Group plc	40,380	173,228
Evraz plc	32,582	210,149
GlaxoSmithKline plc	87,495	1,770,007
HSBC Holdings plc	211,027	1,830,017
International Consolidated Airlines Group SA	72,957	655,461
Investec plc	67,680	444,334
Legal & General Group plc	87,669	289,034
Lloyds Banking Group plc	428,833	329,685
Marks & Spencer Group plc	40,370	157,850
Next plc	4,293	306,111
Rio Tinto plc	24,744	1,173,784
Royal Dutch Shell plc, B Shares	87,888	2,894,707
Royal Mail plc	85,240	495,082
Segro plc	38,931	332,207
Standard Life Aberdeen plc	12,881	52,921
Thomas Cook Group plc	302,355	327,506
Victrex plc	1,079	44,316
Vodafone Group plc	244,998	522,498
		16,897,305
TOTAL COMMON STOCKS (Cost $78,387,723)		76,058,708
EXCHANGE-TRADED FUNDS — 3.5%
iShares MSCI EAFE ETF	19,700	1,326,598
iShares MSCI EAFE Value ETF	26,000	1,323,270
iShares MSCI Japan ETF	1,600	93,152
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,856,257)		2,743,020
TEMPORARY CASH INVESTMENTS — 1.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 8.50%, 7/31/19 - 2/15/44, valued at $597,031), in a joint trading account at 1.85%, dated 8/31/18, due 9/4/18 (Delivery value $585,470)		585,350
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 5/15/44, valued at $398,320), at 0.90%, dated 8/31/18, due 9/4/18 (Delivery value $390,039)		390,000

State Street Institutional U.S. Government Money Market Fund, Premier Class	848	848
TOTAL TEMPORARY CASH INVESTMENTS (Cost $976,198)		976,198
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $82,220,178)		79,777,926
OTHER ASSETS AND LIABILITIES — 0.4%		360,422
TOTAL NET ASSETS — 100.0%		$80,138,348

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	27.4%
Energy	12.3%
Health Care	11.6%
Consumer Discretionary	10.0%
Industrials	7.2%
Materials	6.4%
Telecommunication Services	6.4%
Consumer Staples	4.7%
Information Technology	4.0%
Utilities	2.9%
Real Estate	2.0%
Exchange-Traded Funds	3.5%
Cash and Equivalents*	1.6%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	539,742	75,518,966	—
Exchange-Traded Funds	2,743,020	—	—
Temporary Cash Investments	848	975,350	—
	3,283,610	76,494,316	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Emerging Markets Fund
August 31, 2018

NT Emerging Markets - Schedule of Investments
AUGUST 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.4%
Brazil — 7.2%
Ambev SA ADR	1,021,638	4,750,617
Itau Unibanco Holding SA ADR	494,778	5,155,587
Localiza Rent a Car SA	532,600	2,833,577
Lojas Renner SA	337,700	2,345,519
Magazine Luiza SA	205,500	6,542,741
Pagseguro Digital Ltd., Class A(1)	122,032	3,525,504
Petrobras Distribuidora SA	495,200	2,392,658
Vale SA ADR	298,298	3,937,534
		31,483,737
Chile — 1.1%
SACI Falabella	600,066	4,732,741
China — 28.8%
Alibaba Group Holding Ltd. ADR(1)	102,967	18,020,255
Anhui Conch Cement Co. Ltd., H Shares	1,066,000	6,492,091
Baozun, Inc. ADR(1)	35,089	1,873,402
Brilliance China Automotive Holdings Ltd.	2,130,000	3,375,977
China Construction Bank Corp., H Shares	8,128,000	7,197,273
China Gas Holdings Ltd.	1,502,400	4,775,904
China Resources Beer Holdings Co. Ltd.	1,470,000	6,255,518
CIFI Holdings Group Co. Ltd.	1,114,000	645,797
CNOOC Ltd.	5,920,000	10,469,132
Geely Automobile Holdings Ltd.	957,000	2,033,797
Haier Electronics Group Co. Ltd.(1)	706,000	1,839,490
Huazhu Group Ltd. ADR	108,777	3,744,104
Industrial & Commercial Bank of China Ltd., H Shares	10,460,095	7,703,055
KWG Group Holdings Ltd.	2,463,000	2,632,849
New Oriental Education & Technology Group, Inc. ADR	59,075	4,643,295
Ping An Insurance Group Co. of China Ltd., H Shares	593,000	5,711,840
Shenzhou International Group Holdings Ltd.	502,000	6,587,801
Sunny Optical Technology Group Co. Ltd.	203,800	2,590,100
TAL Education Group ADR(1)	122,390	3,622,744
Tencent Holdings Ltd.	518,200	22,447,906
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., H Shares(1)	772,500	2,622,981
		125,285,311
Czech Republic — 0.9%
Moneta Money Bank AS	1,080,898	3,781,039
Egypt — 0.6%
Commercial International Bank Egypt S.A.E.	286,948	1,410,858
Commercial International Bank Egypt S.A.E. GDR	298,604	1,412,397
		2,823,255
Hungary — 1.0%
OTP Bank Nyrt	122,702	4,517,180
India — 11.5%

Ashok Leyland Ltd.	1,542,627	2,806,803
Balkrishna Industries Ltd.	190,971	3,662,109
Bata India Ltd.	156,075	2,381,849
Bharat Financial Inclusion Ltd.(1)	448,449	7,350,830
Future Retail Ltd.(1)	381,850	2,997,678
Godrej Consumer Products Ltd.	358,787	7,345,835
Havells India Ltd.	221,737	2,267,352
HDFC Bank Ltd.	243,900	7,088,020
Jubilant Foodworks Ltd.	110,065	2,404,317
Larsen & Toubro Ltd.	261,517	5,049,761
Motherson Sumi Systems Ltd.	704,835	3,022,017
Tata Consultancy Services Ltd.	123,598	3,621,876
		49,998,447
Indonesia — 2.9%
Bank Rakyat Indonesia Persero Tbk PT	25,736,300	5,556,105
Telekomunikasi Indonesia Persero Tbk PT	16,532,100	3,916,974
United Tractors Tbk PT	1,284,100	2,998,849
		12,471,928
Malaysia — 0.7%
CIMB Group Holdings Bhd	1,961,053	2,861,462
Mexico — 3.8%
America Movil SAB de CV, Series L ADR	301,423	5,054,864
Mexichem SAB de CV	1,835,338	6,193,284
Wal-Mart de Mexico SAB de CV	1,947,360	5,391,991
		16,640,139
Peru — 1.0%
Credicorp Ltd.	20,177	4,398,989
Philippines — 0.9%
Ayala Land, Inc.	4,654,300	3,873,651
Russia — 3.8%
Novatek PJSC GDR	50,445	8,424,315
Sberbank of Russia PJSC ADR (London)	321,546	3,490,382
Yandex NV, A Shares(1)	147,883	4,751,481
		16,666,178
South Africa — 4.3%
Capitec Bank Holdings Ltd.	62,477	4,263,274
Discovery Ltd.	260,161	3,101,927
Foschini Group Ltd. (The)	220,061	2,614,525
Naspers Ltd., N Shares	39,158	8,702,349
		18,682,075
South Korea — 14.3%
CJ Logistics Corp.(1)	29,928	4,140,423
Cosmax, Inc.	27,662	3,777,230
Doosan Infracore Co. Ltd.(1)	609,954	5,216,514
Fila Korea Ltd.	30,940	1,160,441
Hana Financial Group, Inc.	123,207	4,726,173
Hotel Shilla Co. Ltd.	57,482	5,577,017
Hyundai Heavy Industries Co. Ltd.(1)	23,327	2,472,790
Mando Corp.	46,800	1,503,032

Medy-Tox, Inc.	4,367	2,627,693
Orion Corp/Republic of Korea	30,158	2,898,896
Samsung Electro-Mechanics Co. Ltd.	22,745	3,289,714
Samsung Electronics Co. Ltd.	410,020	17,846,174
Seegene, Inc.(1)	61,694	1,421,597
SK Hynix, Inc.	77,724	5,795,348
		62,453,042
Taiwan — 10.9%
Career Technology MFG. Co. Ltd.	1,625,000	2,692,902
Chailease Holding Co. Ltd.	1,476,960	5,024,982
Chroma ATE, Inc.	432,000	2,383,982
Globalwafers Co. Ltd.	359,000	4,581,735
Powertech Technology, Inc.	730,000	2,165,164
President Chain Store Corp.	480,000	5,235,227
Taiwan Cement Corp.	4,560,400	6,287,903
Taiwan Semiconductor Manufacturing Co. Ltd.	2,282,774	19,026,213
		47,398,108
Thailand — 2.7%
Airports of Thailand PCL	1,324,200	2,700,591
CP ALL PCL	1,422,900	2,934,487
Kasikornbank PCL	64,900	420,373
Kasikornbank PCL NVDR	402,400	2,594,146
Minor International PCL	2,516,000	3,036,419
		11,686,016
Turkey — 0.8%
BIM Birlesik Magazalar AS	165,120	1,835,729
Ford Otomotiv Sanayi AS	170,692	1,740,402
		3,576,131
United Arab Emirates — 0.8%
First Abu Dhabi Bank PJSC	839,258	3,381,436
United Kingdom — 1.4%
NMC Health plc	120,550	6,132,705
TOTAL COMMON STOCKS (Cost $355,663,741)		432,843,570
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 8.50%, 7/31/19 - 2/15/44, valued at $1,797,484), in a joint trading account at 1.85%, dated 8/31/18, due 9/4/18 (Delivery value $1,762,678)		1,762,316
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 5/15/44, valued at $1,200,343), at 0.90%, dated 8/31/18, due 9/4/18 (Delivery value $1,175,118)		1,175,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,728	1,728
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,939,044)		2,939,044
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $358,602,785)		435,782,614
OTHER ASSETS AND LIABILITIES — (0.1)%		(241,236)
TOTAL NET ASSETS — 100.0%		$435,541,378

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	26.8%
Financials	21.1%
Consumer Discretionary	17.9%
Consumer Staples	10.0%
Industrials	6.3%
Materials	5.2%
Energy	5.0%
Health Care	2.3%
Telecommunication Services	2.1%
Real Estate	1.6%
Utilities	1.1%
Cash and Equivalents*	0.6%

*	Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Brazil	17,369,242	14,114,495	—
China	31,903,800	93,381,511	—
Mexico	5,054,864	11,585,275	—
Peru	4,398,989	—	—
Russia	4,751,481	11,914,697	—
Other Countries	—	238,369,216	—
Temporary Cash Investments	1,728	2,937,316	—
	63,480,104	372,302,510	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT International Growth Fund
August 31, 2018

NT International Growth - Schedule of Investments
AUGUST 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.4%
Australia — 5.1%
Aristocrat Leisure Ltd.	375,680	8,531,712
CSL Ltd.	158,130	25,840,524
Treasury Wine Estates Ltd.	1,072,800	15,015,964
		49,388,200
Austria — 1.3%
Erste Group Bank AG(1)	327,274	13,018,600
Belgium — 2.5%
KBC Group NV	143,810	10,215,960
Umicore SA	246,910	13,768,301
		23,984,261
Brazil — 1.4%
Localiza Rent a Car SA	1,311,400	6,977,005
Magazine Luiza SA	207,300	6,600,050
		13,577,055
Canada — 3.1%
Bombardier, Inc., B Shares(1)	3,716,070	12,272,997
Dollarama, Inc.	277,160	10,481,108
First Quantum Minerals Ltd.	594,980	7,463,466
		30,217,571
China — 4.5%
Alibaba Group Holding Ltd. ADR(1)	66,820	11,694,168
ANTA Sports Products Ltd.	1,869,000	10,179,933
Huazhu Group Ltd. ADR	165,680	5,702,706
Sunny Optical Technology Group Co. Ltd.	134,600	1,710,636
TAL Education Group ADR(1)	129,044	3,819,702
Tencent Holdings Ltd.	244,900	10,608,823
		43,715,968
Denmark — 2.1%
Chr Hansen Holding A/S	124,360	12,625,381
DSV A/S	86,900	8,143,069
		20,768,450
Finland — 1.1%
Neste Oyj	122,750	10,657,658
France — 7.8%
Accor SA	179,660	8,988,088
Danone SA	216,190	17,018,922
Eurofins Scientific SE	11,150	6,295,165
Kering SA	18,720	10,169,284
Peugeot SA	202,270	5,564,402
TOTAL SA	68,750	4,298,910
Ubisoft Entertainment SA(1)	89,070	9,579,932
Valeo SA	143,811	6,528,578

Vivendi SA	261,840	6,792,852
		75,236,133
Germany — 6.3%
adidas AG	40,750	10,164,890
Deutsche Boerse AG	74,300	10,263,003
Infineon Technologies AG	362,760	9,229,934
Symrise AG	155,140	14,489,136
Wirecard AG	37,390	8,302,504
Zalando SE(1)	154,740	8,140,127
		60,589,594
Hong Kong — 2.2%
AIA Group Ltd.	2,470,200	21,306,901
India — 0.8%
HDFC Bank Ltd.	278,760	8,101,093
Ireland — 2.6%
CRH plc	393,490	13,067,431
Kerry Group plc, A Shares	77,860	8,879,441
Ryanair Holdings plc ADR(1)	32,394	3,299,977
		25,246,849
Italy — 0.4%
UniCredit SpA	288,281	4,160,692
Japan — 16.5%
Anritsu Corp.	267,300	4,188,366
CyberAgent, Inc.	160,600	9,135,019
Daikin Industries Ltd.	75,500	9,628,611
Don Quijote Holdings Co. Ltd.	265,200	12,888,849
Fast Retailing Co. Ltd.	4,200	1,958,438
Keyence Corp.	17,700	10,018,477
Komatsu Ltd.	400,700	11,399,628
MonotaRO Co. Ltd.	185,000	10,506,255
Nitori Holdings Co. Ltd.	49,600	7,530,843
Recruit Holdings Co. Ltd.	397,600	12,120,162
Rohm Co. Ltd.	94,600	8,539,627
Shiseido Co. Ltd.	218,900	15,414,217
Start Today Co. Ltd.	316,800	10,920,205
Sysmex Corp.	131,300	11,391,702
TDK Corp.	102,500	11,522,140
Terumo Corp.	126,500	6,979,075
Unicharm Corp.	147,700	4,828,066
		158,969,680
Mexico — 0.6%
Grupo Financiero Banorte SAB de CV	844,050	5,756,960
Netherlands — 5.4%
Akzo Nobel NV	53,440	4,994,694
ASML Holding NV	67,430	13,747,232
Heineken NV	113,278	11,194,840
InterXion Holding NV(1)	163,800	10,799,334
Unilever NV CVA	197,980	11,385,702
		52,121,802

Russia — 0.5%
Yandex NV, A Shares(1)	149,380	4,799,579
Spain — 2.6%
Amadeus IT Group SA	160,900	14,926,232
CaixaBank SA	572,880	2,567,451
Cellnex Telecom SA	290,020	7,446,492
		24,940,175
Sweden — 5.2%
Epiroc AB, A Shares(1)	604,140	6,275,818
Hexagon AB, B Shares	202,530	12,029,797
Lundin Petroleum AB	331,080	11,501,628
Spotify Technology SA(1)	19,450	3,686,164
Swedbank AB, A Shares	276,960	6,444,628
Telefonaktiebolaget LM Ericsson, B Shares	1,165,700	9,832,764
		49,770,799
Switzerland — 4.9%
Credit Suisse Group AG(1)	571,800	8,562,989
Julius Baer Group Ltd.(1)	107,250	5,700,820
Lonza Group AG(1)	76,220	24,527,230
Straumann Holding AG	6,150	4,901,599
Swatch Group AG (The)	8,150	3,477,782
		47,170,420
Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	922,000	7,684,584
United Kingdom — 19.7%
ASOS plc(1)	109,791	8,702,580
Associated British Foods plc	121,760	3,613,319
AstraZeneca plc	222,920	16,747,821
Aviva plc	1,136,121	7,143,683
B&M European Value Retail SA	1,794,440	9,596,409
Bunzl plc	378,890	11,779,264
Carnival plc	160,770	9,652,407
Coca-Cola HBC AG(1)	207,230	7,087,340
Compass Group plc	473,034	10,171,000
Diageo plc	529,640	18,501,835
Ferguson plc	160,316	12,846,696
Intertek Group plc	208,617	13,885,496
Just Eat plc(1)	453,387	4,506,026
London Stock Exchange Group plc	297,240	17,818,901
Royal Dutch Shell plc, A Shares	540,622	17,564,479
Standard Chartered plc	752,990	6,121,838
Tesco plc	3,051,440	9,751,638
Weir Group plc (The)	201,000	4,884,694
		190,375,426
TOTAL COMMON STOCKS (Cost $752,168,939)		941,558,450
TEMPORARY CASH INVESTMENTS — 2.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 8.50%, 7/31/19 - 2/15/44, valued at $16,414,986), in a joint trading account at 1.85%, dated 8/31/18, due 9/4/18 (Delivery value $16,097,130)		16,093,822

Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 5/15/44, valued at $10,953,805), at 0.90%, dated 8/31/18, due 9/4/18 (Delivery value $10,735,073)		10,734,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	12,114	12,114
TOTAL TEMPORARY CASH INVESTMENTS (Cost $26,839,936)		26,839,936
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $779,008,875)		968,398,386
OTHER ASSETS AND LIABILITIES — (0.2)%		(2,343,951)
TOTAL NET ASSETS — 100.0%		$966,054,435

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	19.3%
Information Technology	17.3%
Financials	13.3%
Industrials	12.7%
Consumer Staples	12.7%
Health Care	9.9%
Materials	6.9%
Energy	4.5%
Telecommunication Services	0.8%
Cash and Equivalents*	2.6%

* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	43,801,630	897,756,820	—
Temporary Cash Investments	12,114	26,827,822	—
	43,813,744	924,584,642	—

American Century Investments®
Quarterly Portfolio Holdings
NT International Small-Mid Cap Fund
August 31, 2018

NT International Small-Mid Cap - Schedule of Investments
AUGUST 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.1%
Australia — 4.7%
Afterpay Touch Group Ltd.(1)	76,809	1,001,102
Cleanaway Waste Management Ltd.	704,860	975,443
Corporate Travel Management Ltd.	107,990	2,537,080
NEXTDC Ltd.(1)	583,609	2,974,656
Northern Star Resources Ltd.	25,801	150,242
Sandfire Resources NL	184,960	944,071
Seven Group Holdings Ltd.	134,630	2,017,978
Treasury Wine Estates Ltd.	39,949	559,165
		11,159,737
Austria — 1.1%
FACC AG	73,365	1,847,938
Wienerberger AG	28,720	785,413
		2,633,351
Belgium — 2.0%
Galapagos NV(1)	10,769	1,089,510
Umicore SA	63,790	3,557,085
		4,646,595
Canada — 9.5%
Bombardier, Inc., B Shares(1)	1,348,260	4,452,874
BRP, Inc.	70,195	3,664,125
Canada Goose Holdings, Inc.(1)	29,810	1,814,535
Colliers International Group, Inc.	32,300	2,634,244
Descartes Systems Group, Inc. (The)(1)	13,740	479,689
Interfor Corp.(1)	24,990	430,096
Kelt Exploration Ltd.(1)	253,004	1,775,875
Kirkland Lake Gold Ltd.	155,970	2,915,026
Parex Resources, Inc.(1)	87,480	1,256,897
Premium Brands Holdings Corp.	17,380	1,301,835
Trevali Mining Corp.(1)	1,505,870	900,060
Trican Well Service Ltd.(1)	344,330	759,901
		22,385,157
China — 1.8%
China Resources Beer Holdings Co. Ltd.	614,000	2,612,849
China Resources Cement Holdings Ltd.	1,462,000	1,706,249
		4,319,098
Denmark — 0.8%
DSV A/S	21,074	1,974,765
France — 8.4%
Eurofins Scientific SE	6,180	3,489,159
Euronext NV	17,700	1,162,863
Rubis SCA	21,316	1,261,870
SOITEC(1)	22,529	1,745,548
Solutions 30 SE(1)	39,837	2,120,140

Teleperformance	14,477	2,781,091
Trigano SA	11,760	1,721,318
Ubisoft Entertainment SA(1)	34,091	3,666,661
Worldline SA(1)	29,330	1,783,947
		19,732,597
Germany — 4.8%
Aroundtown SA	611,949	5,458,808
AURELIUS Equity Opportunities SE & Co. KGaA	45,140	2,278,189
Rheinmetall AG	10,561	1,151,335
Scout24 AG	47,110	2,436,671
		11,325,003
Hong Kong — 1.2%
Melco International Development Ltd.	1,055,000	2,809,301
Ireland — 1.7%
Cairn Homes plc(1)	1,158,533	2,111,284
Dalata Hotel Group plc(1)	215,370	1,784,934
		3,896,218
Israel — 1.2%
Nice Ltd. ADR(1)	25,140	2,905,933
Italy — 2.8%
Amplifon SpA	143,988	3,098,666
Biesse SpA	16,780	596,397
IMA Industria Macchine Automatiche SpA	10,804	881,614
Saras SpA	770,020	1,946,698
		6,523,375
Japan — 24.2%
Anritsu Corp.	218,600	3,425,278
Cosmos Pharmaceutical Corp.	8,800	1,843,002
Ichikoh Industries Ltd.	202,700	2,282,222
KH Neochem Co. Ltd.	50,200	1,874,989
Kose Corp.	12,800	2,361,624
Maruwa Co. Ltd.	23,200	1,733,057
Modec, Inc.	35,000	1,059,986
Nextage Co. Ltd.	115,600	844,813
Nihon Kohden Corp.	59,500	1,740,392
Outsourcing, Inc.	153,000	2,877,959
PeptiDream, Inc.(1)	33,600	1,312,429
Pigeon Corp.	48,500	2,344,028
Pressance Corp.	154,000	2,357,610
Relo Group, Inc.	95,800	2,625,425
Rengo Co. Ltd.	137,400	1,179,728
Round One Corp.	135,100	1,777,664
Sankyu, Inc.	27,800	1,476,195
Sawai Pharmaceutical Co. Ltd.	21,800	1,163,478
Seino Holdings Co. Ltd.	135,400	2,072,859
SHO-BOND Holdings Co. Ltd.	21,600	1,514,391
Start Today Co. Ltd.	71,600	2,468,077
SUMCO Corp.	62,700	1,119,582
Sumitomo Bakelite Co. Ltd.	119,000	1,173,828

Systena Corp.	211,400	2,735,966
Taiyo Yuden Co. Ltd.	102,400	3,018,270
Tateru, Inc.	159,800	2,309,772
TKP Corp.(1)	36,600	1,279,732
Tokai Carbon Co. Ltd.	169,700	3,033,248
Trust Tech, Inc.	35,600	1,561,966
Tsubaki Nakashima Co. Ltd.	27,600	563,625
		57,131,195
Netherlands — 3.4%
AMG Advanced Metallurgical Group NV	47,800	2,364,721
ASR Nederland NV	37,350	1,781,850
InterXion Holding NV(1)	57,418	3,785,569
		7,932,140
New Zealand — 0.7%
a2 Milk Co. Ltd.(1)	198,660	1,642,392
Norway — 0.9%
Aker BP ASA	48,440	1,715,529
Petroleum Geo-Services ASA(1)	121,396	471,765
		2,187,294
Spain — 2.9%
Cellnex Telecom SA	46,436	1,192,281
Ence Energia y Celulosa SA	229,730	2,155,939
Inmobiliaria Colonial Socimi SA	219,980	2,381,062
Viscofan SA	16,450	1,198,169
		6,927,451
Sweden — 2.2%
Dometic Group AB	78,089	741,172
Elekta AB, B Shares	95,534	1,248,868
Epiroc AB, A Shares(1)	193,553	2,010,632
SSAB AB, A Shares	290,550	1,266,390
		5,267,062
Switzerland — 2.2%
Georg Fischer AG	2,260	2,958,927
Siegfried Holding AG(1)	4,430	2,100,165
		5,059,092
United Kingdom — 22.6%
Ashtead Group plc	57,660	1,765,673
ASOS plc(1)	8,830	699,910
Aveva Group plc	86,506	3,185,080
B&M European Value Retail SA	504,013	2,695,389
Beazley plc	166,382	1,282,372
Burford Capital Ltd.	216,667	5,612,341
Coca-Cola HBC AG(1)	83,050	2,840,340
Dechra Pharmaceuticals plc	58,220	2,354,955
Electrocomponents plc	277,220	2,666,043
Entertainment One Ltd.	750,572	3,559,524
Fevertree Drinks plc	44,410	2,143,530
Hikma Pharmaceuticals plc	116,700	2,983,552
HomeServe plc	166,320	2,240,350

Howden Joinery Group plc	56,920	363,583
IG Group Holdings plc	246,540	2,889,427
Intermediate Capital Group plc	131,060	1,782,385
KAZ Minerals plc(1)	129,460	782,127
Keywords Studios plc	65,157	1,682,698
Melrose Industries plc	407,940	1,178,860
NMC Health plc	61,800	3,143,933
Segro plc	302,710	2,583,096
UNITE Group plc (The)	327,780	3,767,186
Wizz Air Holdings plc(1)	27,670	1,137,526
		53,339,880
TOTAL COMMON STOCKS (Cost $205,521,055)		233,797,636
TEMPORARY CASH INVESTMENTS — 0.9%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 8.50%, 7/31/19 - 2/15/44, valued at $1,237,886), in a joint trading account at 1.85%, dated 8/31/18, due 9/4/18 (Delivery value $1,213,916)		1,213,667
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 5/15/44, valued at $828,937), at 0.90%, dated 8/31/18, due 9/4/18 (Delivery value $809,081)		809,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,385	1,385
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,024,052)		2,024,052
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $207,545,107)		235,821,688
OTHER ASSETS AND LIABILITIES†		51,254
TOTAL NET ASSETS — 100.0%		$235,872,942

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	18.0%
Industrials	16.4%
Consumer Discretionary	15.0%
Materials	10.6%
Health Care	10.1%
Real Estate	9.2%
Consumer Staples	7.9%
Financials	7.2%
Energy	3.7%
Utilities	0.5%
Telecommunication Services	0.5%
Cash and Equivalents*	0.9%

*	Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	8,506,037	225,291,599	—
Temporary Cash Investments	1,385	2,022,667	—
	8,507,422	227,314,266	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT International Value Fund
August 31, 2018

NT International Value - Schedule of Investments
AUGUST 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.3%
Australia — 3.9%
Aristocrat Leisure Ltd.	62,656	1,422,921
Australia & New Zealand Banking Group Ltd.	493,040	10,456,171
CIMIC Group Ltd.	39,186	1,388,258
Commonwealth Bank of Australia	96,501	4,942,244
Fortescue Metals Group Ltd.	846,802	2,337,661
Qantas Airways Ltd.	1,374,693	6,354,556
Super Retail Group Ltd.	193,428	1,300,168
Wesfarmers Ltd.	93,649	3,463,834
Westpac Banking Corp.	191,517	3,929,432
		35,595,245
Brazil — 0.1%
Banco Santander Brasil SA ADR	132,294	1,121,853
China — 1.5%
China CITIC Bank Corp. Ltd., H Shares	1,721,000	1,074,426
China Construction Bank Corp., H Shares	5,727,000	5,071,209
China Huarong Asset Management Co. Ltd., H Shares	4,303,000	893,631
CIFI Holdings Group Co. Ltd.	3,680,000	2,133,333
Industrial & Commercial Bank of China Ltd., H Shares	4,538,000	3,341,888
Tencent Holdings Ltd.	34,900	1,511,833
		14,026,320
Denmark — 1.1%
H Lundbeck A/S	95,209	5,586,053
Sydbank A/S	75,317	2,204,789
Topdanmark A/S	43,897	1,883,780
		9,674,622
Finland — 0.4%
UPM-Kymmene Oyj	89,868	3,463,234
France — 8.2%
BNP Paribas SA	236,800	13,902,701
Casino Guichard Perrachon SA	59,814	1,896,109
CNP Assurances	297,588	6,863,600
Eiffage SA	38,693	4,354,755
Engie SA	407,470	5,973,621
Metropole Television SA	60,877	1,203,391
Orange SA	299,892	4,855,990
Peugeot SA	265,236	7,296,582
Sanofi	65,372	5,591,637
Societe Generale SA	126,503	5,174,583
TOTAL SA	231,741	14,490,672
Ubisoft Entertainment SA(1)	29,149	3,135,123
		74,738,764
Germany — 4.6%
Allianz SE	26,290	5,603,980

BASF SE	53,989	4,993,991
Bayer AG	66,673	6,220,663
Covestro AG	77,418	6,594,142
Daimler AG	18,855	1,219,047
Deutsche Lufthansa AG	75,305	1,965,857
Deutsche Telekom AG(1)	176,788	2,854,425
Hamburger Hafen und Logistik AG	38,203	921,471
HUGO BOSS AG	28,495	2,276,261
ProSiebenSat.1 Media SE	111,542	2,937,728
Schaeffler AG Preference Shares	288,470	3,917,646
Siemens AG	17,736	2,305,339
		41,810,550
Hong Kong — 3.0%
BOC Hong Kong Holdings Ltd.	441,500	2,154,413
CLP Holdings Ltd.	254,500	2,991,257
Health and Happiness H&H International Holdings Ltd.(1)	406,000	2,573,467
Kerry Properties Ltd.	564,000	2,137,793
Link REIT	117,500	1,170,696
PCCW Ltd.	6,714,000	3,567,113
Sands China Ltd.	932,800	4,551,838
Swire Properties Ltd.	353,600	1,389,847
Wharf Holdings Ltd. (The)	1,933,000	5,516,700
Wheelock & Co. Ltd.	157,000	985,157
		27,038,281
India — 1.0%
Tata Power Co. Ltd. (The)	2,218,401	2,398,990
Tata Steel Ltd.	484,558	4,102,530
Yes Bank Ltd.	539,093	2,610,859
		9,112,379
Indonesia — 0.1%
Adaro Energy Tbk PT	9,928,400	1,257,058
Israel — 2.2%
Bank Leumi Le-Israel BM	1,073,602	7,212,805
Israel Discount Bank Ltd., A Shares	407,276	1,422,275
Mizrahi Tefahot Bank Ltd.	95,495	1,722,599
Nice Ltd.(1)	38,015	4,396,017
Taro Pharmaceutical Industries Ltd.(1)	7,662	809,414
Teva Pharmaceutical Industries Ltd. ADR	188,320	4,314,411
		19,877,521
Italy — 1.7%
Eni SpA	480,522	8,913,099
EXOR NV	106,770	6,937,784
		15,850,883
Japan — 23.8%
Astellas Pharma, Inc.	487,600	8,259,051
Brother Industries Ltd.	223,000	4,580,020
Canon, Inc.	256,300	8,218,854
cocokara fine, Inc.	11,200	667,303
Cosmo Energy Holdings Co. Ltd.	55,700	2,052,844

Daiichikosho Co., Ltd.	53,900	2,493,439
Daiwa Securities Group, Inc.	436,000	2,614,980
Eisai Co. Ltd.	40,200	3,639,744
Hazama Ando Corp.	179,400	1,346,590
Hitachi Construction Machinery Co. Ltd.	91,000	2,719,107
Honda Motor Co. Ltd.	112,400	3,330,220
JXTG Holdings, Inc.	193,500	1,362,563
Kajima Corp.	327,000	2,354,424
Kansai Electric Power Co., Inc. (The)	274,600	3,935,744
KDDI Corp.	335,200	8,872,497
Kirin Holdings Co. Ltd.	182,500	4,512,814
Leopalace21 Corp.	637,900	3,387,283
Marubeni Corp.	57,700	473,399
Mebuki Financial Group, Inc.	2,172,500	7,703,762
Mitsubishi Chemical Holdings Corp.	571,000	5,118,495
Mitsubishi Corp.	157,000	4,480,668
Mitsubishi UFJ Financial Group, Inc.	1,566,200	9,455,557
Mitsui & Co. Ltd.	82,100	1,368,826
Mizuho Financial Group, Inc.	1,612,100	2,830,715
MS&AD Insurance Group Holdings, Inc.	75,200	2,311,295
Nihon Unisys Ltd.	118,500	2,895,576
Nippon Telegraph & Telephone Corp.	71,600	3,189,812
NTT DOCOMO, Inc.	265,900	6,904,163
ORIX Corp.	301,800	4,853,898
SBI Holdings, Inc.	173,100	4,775,011
Sega Sammy Holdings, Inc.	471,800	7,609,266
Shikoku Electric Power Co., Inc.	65,400	869,371
Shizuoka Bank Ltd. (The)	396,400	3,503,418
Showa Shell Sekiyu KK	284,900	5,746,206
Sony Corp.	62,400	3,565,072
Subaru Corp.	286,000	8,496,859
Sumitomo Dainippon Pharma Co., Ltd.	273,800	5,827,891
Sumitomo Mitsui Financial Group, Inc.	125,700	4,956,275
Suzuken Co. Ltd.	74,100	3,367,879
Suzuki Motor Corp.	130,000	8,459,185
Taisei Corp.	154,900	6,928,746
Takeda Pharmaceutical Co., Ltd.	93,000	3,894,600
Tokuyama Corp.	151,700	4,655,720
Toyota Boshoku Corp.	154,200	2,695,135
Toyota Motor Corp.	250,600	15,630,078
Trend Micro, Inc.	34,000	2,142,021
TS Tech Co. Ltd.	187,800	7,090,460
		216,146,836
Malaysia — 0.5%
CIMB Group Holdings Bhd	2,243,300	3,273,302
Malayan Banking Bhd	661,800	1,604,044
		4,877,346
Netherlands — 2.9%
ABN AMRO Group NV CVA	168,456	4,561,838

Aegon NV	288,288	1,728,700
ASR Nederland NV	116,179	5,542,531
ING Groep NV	411,540	5,584,255
Koninklijke Philips NV	209,597	9,364,221
		26,781,545
New Zealand — 1.0%
a2 Milk Co. Ltd.(1)	934,183	7,799,862
Spark New Zealand Ltd.	369,040	974,186
		8,774,048
Norway — 3.0%
Aker BP ASA	143,237	5,072,815
Equinor ASA	432,291	11,088,019
Marine Harvest ASA	203,148	4,388,219
Salmar ASA	64,819	3,124,180
Telenor ASA	174,148	3,283,127
		26,956,360
Poland — 0.6%
Powszechny Zaklad Ubezpieczen SA	434,478	5,234,788
Singapore — 1.7%
ComfortDelGro Corp. Ltd.	1,247,600	2,081,530
Oversea-Chinese Banking Corp. Ltd.	694,000	5,713,599
StarHub Ltd.	623,400	735,790
United Overseas Bank Ltd.	354,700	6,992,956
		15,523,875
South Korea — 1.7%
GS Holdings Corp.	15,861	756,609
Hanwha Corp.	152,031	4,349,986
Hyundai Marine & Fire Insurance Co. Ltd.	22,312	745,638
Samsung Electronics Co. Ltd.	82,900	3,608,233
SK Hynix, Inc.	55,164	4,113,203
SK Innovation Co. Ltd.	10,861	1,883,100
		15,456,769
Spain — 4.3%
Banco Bilbao Vizcaya Argentaria SA	1,400,540	8,729,884
Banco Santander SA	860,815	4,284,531
Endesa SA	67,919	1,520,765
Mapfre SA	1,889,023	5,567,223
Repsol SA	516,000	9,921,557
Telefonica SA	1,064,439	8,632,770
		38,656,730
Sweden — 0.9%
Lundin Petroleum AB	125,619	4,363,970
Tele2 AB, B Shares	279,063	3,442,076
		7,806,046
Switzerland — 6.1%
Nestle SA	89,502	7,514,751
Novartis AG	248,181	20,581,675
Roche Holding AG	30,860	7,666,844
Swisscom AG	13,830	6,176,948

UBS Group AG(1)	26,871	419,595
Zurich Insurance Group AG	42,311	12,886,466
		55,246,279
Taiwan — 0.5%
AU Optronics Corp.	6,998,000	3,030,226
Shin Kong Financial Holding Co. Ltd.	4,451,000	1,760,692
		4,790,918
United Kingdom — 21.5%
3i Group plc	684,755	7,957,798
BAE Systems plc	1,286,044	10,103,789
BHP Billiton plc	547,325	11,664,069
BP plc	1,753,375	12,441,023
Centamin plc	287,814	380,972
Centrica plc	4,327,718	8,040,091
Direct Line Insurance Group plc	468,787	2,011,075
Evraz plc	394,639	2,545,358
GlaxoSmithKline plc	1,048,560	21,212,168
HSBC Holdings plc	2,448,713	21,235,130
International Consolidated Airlines Group SA	838,942	7,537,227
Investec plc	814,707	5,348,734
Legal & General Group plc	1,212,195	3,996,453
Lloyds Banking Group plc	5,185,224	3,986,374
Marks & Spencer Group plc	519,733	2,032,205
Next plc	51,996	3,707,562
Rio Tinto plc	294,330	13,962,165
Royal Dutch Shell plc, B Shares	1,033,313	34,033,525
Royal Mail plc	1,039,616	6,038,190
Segro plc	486,709	4,153,202
Standard Life Aberdeen plc	279,570	1,148,600
Thomas Cook Group plc	3,593,470	3,892,390
Victrex plc	24,483	1,005,555
Vodafone Group plc	3,037,014	6,476,920
		194,910,575
TOTAL COMMON STOCKS (Cost $850,571,253)		874,728,825
EXCHANGE-TRADED FUNDS — 2.4%
iShares MSCI EAFE ETF	214,000	14,410,760
iShares MSCI EAFE Value ETF	122,000	6,209,190
iShares MSCI Japan ETF	22,000	1,280,840
TOTAL EXCHANGE-TRADED FUNDS (Cost $22,529,995)		21,900,790
TEMPORARY CASH INVESTMENTS — 0.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 8.50%, 7/31/19 - 2/15/44, valued at $4,335,201), in a joint trading account at 1.85%, dated 8/31/18, due 9/4/18 (Delivery value $4,251,256)		4,250,382
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 5/15/44, valued at $2,895,895), at 0.90%, dated 8/31/18, due 9/4/18 (Delivery value $2,834,283)		2,834,000

State Street Institutional U.S. Government Money Market Fund, Premier Class	4,051	4,051
TOTAL TEMPORARY CASH INVESTMENTS (Cost $7,088,433)		7,088,433
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $880,189,681)		903,718,048
OTHER ASSETS AND LIABILITIES — 0.5%		4,497,096
TOTAL NET ASSETS — 100.0%		$908,215,144

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	27.5%
Energy	12.6%
Health Care	11.6%
Consumer Discretionary	10.3%
Industrials	7.6%
Materials	6.8%
Telecommunication Services	6.7%
Information Technology	4.0%
Consumer Staples	4.0%
Utilities	2.9%
Real Estate	2.3%
Exchange-Traded Funds	2.4%
Cash and Equivalents*	1.3%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	6,245,678	868,483,147	—
Exchange-Traded Funds	21,900,790	—	—
Temporary Cash Investments	4,051	7,084,382	—
	28,150,519	875,567,529	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century World Mutual Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	October 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	October 25, 2018

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	October 25, 2018

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.